Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—93.5%

Brazil—3.5%
CCR S.A.	440,900	$1,322,019
Cia de Saneamento Basico do Estado de Sao Paulo ADR	333,700	3,530,546
IRB Brasil Resseguros S.A.	55,700	1,298,128
Porto Seguro S.A.	147,076	2,022,067
Vale S.A.	370,300	4,816,780

		12,989,540

China—33.8%
Alibaba Group Holding Ltd. ADR (d)	71,300	13,008,685
Anhui Conch Cement Co., Ltd., Class H	1,492,000	9,129,406
Bank of China Ltd., Class H	7,734,000	3,514,872
Bank of Communications Co., Ltd., Class H	3,364,000	2,759,846
China Merchants Bank Co., Ltd., Class H	2,285,000	11,131,909
China Mobile Ltd.	1,426,000	14,551,367
China Railway Construction Corp., Ltd., Class H	2,032,500	2,667,674
China Shenhua Energy Co., Ltd., Class H	2,196,000	5,011,692
China Telecom Corp., Ltd., Class H	3,340,000	1,858,454
China Vanke Co., Ltd., Class H	1,306,400	5,498,509
CNOOC Ltd.	2,635,000	4,908,161
Huadian Power International Corp., Ltd., Class H	3,672,000	1,512,843
Industrial & Commercial Bank of China Ltd., Class H	11,709,000	8,598,907
Jiangsu Expressway Co., Ltd., Class H	1,068,000	1,511,204
Tencent Holdings Ltd.	610,600	28,080,141
Tencent Music Entertainment Group ADR (d)	148	2,679
Weichai Power Co., Ltd., Class H	4,338,000	6,962,507
Yum China Holdings, Inc.	100,200	4,499,982

		125,208,838

Hong Kong—8.7%
CK Asset Holdings Ltd.	425,000	3,784,961
Hang Seng Bank Ltd.	175,600	4,336,071
Lenovo Group Ltd.	13,666,000	12,330,090
Link REIT	993,000	11,625,708

		32,076,830

India—11.0%
GAIL India Ltd.	401,799	2,031,393
HDFC Bank Ltd. ADR	81,700	9,469,847
Hindustan Unilever Ltd.	378,684	9,325,499
Infosys Ltd.	622,607	6,666,529
Tata Consultancy Services Ltd.	276,663	7,989,540
Tech Mahindra Ltd.	484,363	5,433,327

		40,916,135

	Shares	Value*

Indonesia—1.4%
Bank Central Asia Tbk PT	2,705,500	$5,279,465

Korea (Republic of)—8.3%
Korea Electric Power Corp.	59,104	1,554,503
LG Uplus Corp.	140,120	1,908,302
Lotte Chemical Corp.	7,764	1,991,918
Partron Co., Ltd.	185,103	2,171,133
POSCO	33,614	7,505,998
Samsung Electronics Co., Ltd.	176,889	6,977,021
Samsung SDS Co., Ltd.	9,233	1,915,698
SK Hynix, Inc.	71,408	4,681,958
SK Telecom Co., Ltd.	10,178	2,254,108

		30,960,639

Malaysia—0.8%
Public Bank Bhd.	492,100	2,793,855

Mexico—2.4%
Grupo Financiero Banorte S.A.B de C.V., Class O	1,645,400	8,938,959

Peru—2.3%
Credicorp Ltd.	35,396	8,493,270

Russian Federation—6.4%
Alrosa PJSC (b)(c)	2,423,900	3,411,833
Lukoil PJSC ADR	228,302	20,412,482

		23,824,315

South Africa—4.4%
AngloGold Ashanti Ltd. ADR	201,200	2,635,720
Exxaro Resources Ltd.	140,236	1,594,874
Nedbank Group Ltd.	271,911	4,752,058
Telkom S.A. SOC Ltd.	1,476,970	7,501,153

		16,483,805

Taiwan—6.2%
Cathay Financial Holding Co., Ltd.	3,416,000	4,989,855
Chlitina Holding Ltd.	240,000	2,300,310
CTBC Financial Holding Co., Ltd.	1,288,000	855,342
Formosa Chemicals & Fibre Corp.	1,058,000	3,854,748
Radiant Opto-Electronics Corp.	619,000	1,984,296
Taiwan Semiconductor Manufacturing Co., Ltd.	695,000	5,566,294
Uni-President Enterprises Corp.	591,000	1,436,118
Unimicron Technology Corp.	1,926,000	1,855,259

		22,842,222

Thailand—0.7%
Krung Thai Bank PCL (b)(c)	1,480,800	896,800
Land & Houses PCL (b)(c)	4,480,200	1,511,591

		2,408,391

Turkey—2.2%
Eregli Demir ve Celik Fabrikalari TAS	860,405	1,411,312
Turkiye Is Bankasi	6,689,704	6,634,863

		8,046,175

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

United Kingdom—0.7%
Mondi PLC	123,523	$2,735,183

United States—0.7%
AutoZone, Inc. (d)	2,500	2,560,300

Total Common Stock (cost—$315,230,307)		346,557,922

PREFERRED STOCK—4.3%

Brazil—2.9%
Banco Bradesco S.A.	512,600	5,621,731
Banco do Estado do Rio Grande do Sul S.A., Class B	265,200	1,638,471
Cia Paranaense de Energia	387,700	3,604,347

		10,864,549

Russian Federation—1.4%
Surgutneftegas PJSC (b)(c)	8,267,834	5,126,057

Total Preferred Stock (cost—$13,755,833)		15,990,606

	Principal Amount (000s)

Repurchase Agreements—2.2%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $8,329,347; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/22, valued at $8,498,390 including accrued interest (cost—$8,329,000)	$8,329	8,329,000

Total Investments (cost—$337,315,140) (a)—100.0%		370,877,528

Other assets less liabilities—0.0%		27,487

Net Assets—100.0%		$370,905,015

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $257,726,234, representing 69.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $10,946,281, representing 3.0% of net assets.
(c)	Level 3 security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	23.1%
Oil, Gas & Consumable Fuels	10.0%
Interactive Media & Services	7.6%
IT Services	5.9%
Metals & Mining	5.3%
Technology Hardware, Storage & Peripherals	5.2%
Wireless Telecommunication Services	4.5%
Internet & Direct Marketing Retail	3.5%
Semiconductors & Semiconductor Equipment	3.3%
Equity Real Estate Investment Trusts (REITs)	3.1%
Diversified Telecommunication Services	3.0%
Real Estate Management & Development	2.9%
Household Products	2.5%
Construction Materials	2.5%
Insurance	2.2%
Machinery	1.9%
Chemicals	1.6%
Electric Utilities	1.4%
Hotels, Restaurants & Leisure	1.2%
Electronic Equipment, Instruments & Components	1.1%
Water Utilities	1.0%
Transportation Infrastructure	0.8%
Paper & Forest Products	0.7%
Construction & Engineering	0.7%
Specialty Retail	0.7%
Personal Products	0.6%
Gas Utilities	0.6%
Independent Power Producers & Energy Traders	0.4%
Food Products	0.4%
Entertainment	0.0%
Repurchase Agreements	2.3%
Other assets less liabilities	0.0%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—98.7%

Aerospace & Defense—3.1%
Lockheed Martin Corp.	104,752	$31,442,360

Banks—1.5%
SVB Financial Group (a)	69,930	15,549,635

Beverages—1.1%
Constellation Brands, Inc., Class A	61,653	10,809,621

Biotechnology—2.5%
Heron Therapeutics, Inc. (a)	372,660	9,107,810
Vertex Pharmaceuticals, Inc. (a)	90,780	16,698,981

		25,806,791

Capital Markets—1.2%
MSCI, Inc.	63,770	12,680,027

Communications Equipment—2.5%
Arista Networks, Inc. (a)	80,190	25,216,547

Construction Materials—1.8%
Vulcan Materials Co.	158,805	18,802,512

Electrical Equipment—0.3%
Bloom Energy Corp., Class A (a)	206,595	2,669,207

Healthcare Equipment & Supplies—4.2%
Boston Scientific Corp. (a)	475,410	18,246,236
Insulet Corp. (a)	136,775	13,005,935
Intuitive Surgical, Inc. (a)	19,425	11,083,516

		42,335,687

Healthcare Providers & Services—8.2%
Anthem, Inc.	104,105	29,876,053
CVS Health Corp.	401,490	21,652,356
UnitedHealth Group, Inc.	131,695	32,562,905

		84,091,314

Industrial Conglomerates—1.0%
General Electric Co.	1,001,595	10,005,934

Interactive Media & Services—10.5%
Alphabet, Inc., Class A (a)	20,114	23,671,965
Facebook, Inc., Class A (a)	334,365	55,735,302
Tencent Holdings Ltd. ADR	606,365	27,880,663

		107,287,930

Internet & Direct Marketing Retail—7.9%
Amazon.com, Inc. (a)	45,087	80,288,675

IT Services—15.0%
Mastercard, Inc., Class A	137,200	32,303,740
Okta, Inc. (a)	61,355	5,075,899
PayPal Holdings, Inc. (a)	360,155	37,398,495
Square, Inc. Class A (a)	333,310	24,971,585
Visa, Inc., Class A	338,025	52,796,125

		152,545,844

Life Sciences Tools & Services—2.5%
Agilent Technologies, Inc.	318,415	25,594,198

	Shares	Value*

Machinery—2.7%
Fortive Corp.	333,410	$27,969,765

Personal Products—1.1%
Estee Lauder Cos., Inc., Class A	66,830	11,063,707

Pharmaceuticals—2.6%
Zoetis, Inc.	259,210	26,094,671

Road & Rail—3.5%
Union Pacific Corp.	214,370	35,842,664

Semiconductors & Semiconductor Equipment—3.8%
Broadcom, Inc.	66,020	19,852,874
NVIDIA Corp.	106,465	19,116,856

		38,969,730

Software—13.3%
Microsoft Corp.	545,455	64,330,963
Salesforce.com, Inc. (a)	229,585	36,359,376
ServiceNow, Inc. (a)	140,635	34,665,121

		135,355,460

Specialty Retail—4.4%
Burlington Stores, Inc. (a)	214,420	33,595,326
Home Depot, Inc.	59,328	11,384,450

		44,979,776

Technology Hardware, Storage & Peripherals—4.0%
Apple, Inc.	216,705	41,163,115

Total Common Stock (cost—$631,082,135)		1,006,565,170

	Principal Amount (000s)

Repurchase Agreements—2.0%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $20,449,852; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/22, valued at $20,861,489 including accrued interest (cost—$20,449,000)	$20,449	20,449,000

Total Investments (cost—$651,531,135)—100.7%		1,027,014,170

Liabilities in excess of other assets—(0.7)%		(6,695,039)

Net Assets—100.0%		$1,020,319,131

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Global Natural Resources Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—95.3%

Australia—5.6%
BHP Group Ltd.	22,117	$604,531
South32 Ltd.	45,691	121,345

		725,876

Canada—5.6%
Enbridge, Inc.	3,680	133,282
Lundin Mining Corp.	9,091	42,178
Nutrien Ltd.	3,046	160,648
Suncor Energy, Inc.	8,523	276,223
Teck Resources Ltd., Class B	5,082	117,586

		729,917

Denmark—0.8%
Vestas Wind Systems A/S	1,302	109,741

France—5.1%
Air Liquide S.A.	1,250	159,077
ArcelorMittal	2,785	56,520
Total S.A.	8,062	448,644

		664,241

Germany—2.2%
BASF SE	1,915	141,225
HeidelbergCement AG	2,005	144,524

		285,749

Japan—0.8%
Shin-Etsu Chemical Co., Ltd.	1,200	100,979

Spain—0.4%
Siemens Gamesa Renewable Energy S.A. (c)	2,995	47,739

United Kingdom—13.0%
BP PLC	62,572	454,365
Rio Tinto PLC	8,959	520,724
Royal Dutch Shell PLC, Class A	12,754	400,806
Royal Dutch Shell PLC, Class B	10,125	320,007

		1,695,902

United States—61.8%
Air Products & Chemicals, Inc.	1,620	309,355
Albemarle Corp.	795	65,174
Apergy Corp. (c)	1,370	56,252
Berry Global Group, Inc. (c)	2,500	134,675
Cabot Oil & Gas Corp.	5,115	133,502
CF Industries Holdings, Inc.	1,535	62,751
Chevron Corp.	6,335	780,345
Concho Resources, Inc. (b)	1,270	140,919
ConocoPhillips	5,730	382,420
Continental Resources, Inc. (c)	4,480	200,570
Core Laboratories NV	975	67,207
Diamondback Energy, Inc.	3,015	306,113
Ecolab, Inc. (b)	1,875	331,013
EOG Resources, Inc.	3,250	309,335
Exxon Mobil Corp.	11,060	893,648
FMC Corp.	1,655	127,137
Kansas City Southern	1,125	130,478

	Shares	Value*

Kinder Morgan, Inc.	15,515	$310,455
Linde PLC	1,925	338,665
LyondellBasell Industries NV, Class A	1,400	117,712
Marathon Oil Corp.	16,865	281,814
Marathon Petroleum Corp.	2,540	152,019
Occidental Petroleum Corp.	4,075	269,765
Parsley Energy, Inc., Class A (c)	6,040	116,572
Phillips 66	2,110	200,809
Pioneer Natural Resources Co.	1,403	213,649
ProPetro Holding Corp. (c)	3,345	75,396
Schlumberger Ltd.	5,130	223,514
Sherwin-Williams Co.	300	129,213
SM Energy Co.	2,305	40,314
Stanley Black & Decker, Inc.	730	99,404
Transocean Ltd. (c)	6,520	56,789
Union Pacific Corp.	1,155	193,116
Valero Energy Corp.	2,615	221,830
Vulcan Materials Co.	1,110	131,424
Whiting Petroleum Corp. (c)	1,470	38,426
Williams Cos., Inc.	10,780	309,602
WPX Energy, Inc. (c)	6,235	81,741

		8,033,123

Total Common Stock (cost—$11,721,764)		12,393,267

EXCHANGE-TRADED FUNDS—2.1%
Invesco Solar	4,000	92,640
VanEck Vectors Gold Miners	8,405	188,440

Total Exchange-Traded Funds (cost—$257,072)		281,080

	Principal Amount (000s)

Repurchase Agreements—1.8%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $235,010; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/22, valued at $243,095 including accrued interest (cost—$235,000)	$235	235,000

Total Investments (cost—$12,213,836) (a)—99.2%		12,909,347

Other assets less liabilities—0.8%		98,152

Net Assets—100.0%		$13,007,499

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,630,227, representing 27.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Schedule of Investments

AllianzGI Global Natural Resources Fund

March 31, 2019 (unaudited) (continued)

(b)

All or partial amount segregated for the benefit of the counterparty as collateral for options written. There were no open options written outstanding at March 31, 2019, however the Fund had securities segregated as collateral for any transactions in the future.

(c)	Non-income producing.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	57.0%
Chemicals	15.7%
Metals & Mining	11.2%
Energy Equipment & Services	3.7%
Road & Rail	2.5%
Exchange-Traded Funds	2.2%
Construction Materials	2.1%
Electrical Equipment	1.2%
Containers & Packaging	1.0%
Machinery	0.8%
Repurchase Agreements	1.8%
Other assets less liabilities	0.8%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—96.4%

Australia—1.6%
ALS Ltd.	49,315	$266,498
Bapcor Ltd.	60,900	239,195
Beach Energy Ltd.	68,857	100,479
Boral Ltd.	60,534	197,577
Challenger Ltd.	41,577	245,043
Downer EDI Ltd.	71,541	391,114
GUD Holdings Ltd.	34,030	288,575
NEXTDC Ltd. (e)	55,644	249,907
Santos Ltd.	45,145	218,581
WorleyParsons Ltd.	15,900	159,582

		2,356,551

Austria—2.0%
ANDRITZ AG (e)	16,137	692,109
Schoeller-Bleckmann Oilfield Equipment AG	8,213	682,114
UNIQA Insurance Group AG	83,915	835,889
Wienerberger AG	34,564	734,133

		2,944,245

China—0.3%
China Everbright Greentech Ltd. (a)	373,488	296,920
Zhejiang Dingli Machinery Co., Ltd., Class A	12,274	151,206

		448,126

Denmark—2.2%
Ambu A/S, Class B, Class B	29,910	793,565
FLSmidth & Co. A/S	15,502	670,342
ISS A/S	25,758	784,504
SimCorp A/S (e)	9,735	940,553

		3,188,964

Finland—0.3%
Huhtamaki Oyj	12,727	474,245

France—2.5%
Ingenico Group S.A.	12,021	858,681
Korian S.A.	22,299	903,001
Nexity S.A.	18,006	878,862
Sartorius Stedim Biotech	7,333	929,160

		3,569,704

Germany—3.5%
Aareal Bank AG	23,612	729,165
alstria office REIT-AG REIT	57,377	933,878
Bechtle AG	9,925	920,833
CANCOM SE	20,479	923,320
Hella GmbH & Co. KGaA	17,356	764,460
TLG Immobilien AG	24,407	734,840

		5,006,496

Hong Kong—0.6%
Johnson Electric Holdings Ltd.	42,500	98,549
Techtronic Industries Co., Ltd.	62,500	420,915

	Shares	Value*

VTech Holdings Ltd.	28,300	$289,823

		809,287

Indonesia—0.5%
Bank Tabungan Negara Persero Tbk PT	1,149,400	197,620
Jasa Marga Persero Tbk PT	1,117,200	469,504

		667,124

Italy—1.1%
Buzzi Unicem SpA	40,473	829,204
De’ Longhi SpA	30,785	831,865

		1,661,069

Japan—11.8%
Anritsu Corp.	16,500	306,918
Azbil Corp.	28,000	656,420
COMSYS Holdings Corp.	51,000	1,393,145
Hitachi Transport System Ltd.	54,700	1,625,349
Ichigo, Inc.	85,000	291,554
Itochu Techno-Solutions Corp.	56,800	1,328,918
KH Neochem Co., Ltd.	10,700	258,971
Kobe Bussan Co., Ltd.	21,900	831,943
Lion Corp.	47,700	1,005,238
Maruwa Co., Ltd.	13,400	634,923
Mitsubishi UFJ Lease & Finance Co., Ltd.	167,300	854,019
Nichirei Corp.	13,300	328,499
Nippon Shinyaku Co., Ltd.	11,200	817,762
Nishio Rent All Co., Ltd.	15,900	458,949
Oji Holdings Corp.	82,200	511,518
Okamura Corp.	70,100	736,145
Penta-Ocean Construction Co., Ltd.	80,000	371,524
Rengo Co., Ltd.	170,600	1,602,555
Sanyo Special Steel Co., Ltd.	18,700	384,068
Seven Bank Ltd.	162,200	479,497
Ship Healthcare Holdings, Inc.	10,900	448,365
Sojitz Corp.	109,100	385,489
Taiyo Yuden Co., Ltd.	11,400	225,610
Tokyu Fudosan Holdings Corp.	118,700	711,318
Ube Industries Ltd.	21,200	437,124

		17,085,821

Korea (Republic of)—0.2%
DB Insurance Co., Ltd.	5,512	333,605

Netherlands—1.2%
ASM International NV	15,241	828,203
ASR Nederland NV	20,058	835,743

		1,663,946

Norway—1.2%
Elkem ASA (a)(e)	261,706	928,751
Storebrand ASA	110,104	857,766

		1,786,517

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Singapore—0.3%
Frasers Centrepoint Trust	126,200	$221,624
Venture Corp., Ltd.	15,200	201,951

		423,575

Sweden—0.6%
AAK AB	59,737	891,777

Switzerland—2.3%
Galenica AG (a)	17,918	887,754
Georg Fischer AG	722	658,255
Interroll Holding AG	464	941,469
OC Oerlikon Corp. AG (e)	62,931	806,040

		3,293,518

Taiwan—0.3%
Ennoconn Corp.	22,113	191,588
Merry Electronics Co., Ltd.	47,000	258,673

		450,261

Thailand—0.1%
Amata Corp. PCL (c)(d)	323,000	215,225

United Kingdom—5.1%
ASOS PLC (e)	14,195	592,771
Auto Trader Group PLC (a)	149,014	1,013,502
Genus PLC	27,974	808,701
HomeServe PLC	74,449	994,563
Intermediate Capital Group PLC	62,970	874,665
Moneysupermarket.com Group PLC	186,025	901,893
Rotork PLC	214,849	792,219
Spectris PLC	16,212	530,522
Tullow Oil PLC (e)	260,350	815,767

		7,324,603

United States—58.7%
Acacia Communications, Inc. (e)	11,324	649,431
Addus HomeCare Corp. (e)	12,693	807,148
Air Transport Services Group, Inc. (e)	55,242	1,273,328
Allegheny Technologies, Inc. (e)	20,699	529,273
Americold Realty Trust REIT	39,984	1,219,912
Ameris Bancorp	24,003	824,503
Bio-Rad Laboratories, Inc., Class A (e)	3,281	1,002,936
Bluebird Bio, Inc. (e)	2,896	455,628
Bright Horizons Family Solutions, Inc. (e)	8,789	1,117,170
Brink’s Co.	4,840	364,984
Brown & Brown, Inc.	53,319	1,573,444
Callon Petroleum Co. (e)	58,843	444,265
CBIZ, Inc. (e)	48,007	971,662
CenterState Bank Corp.	31,157	741,848
Charles River Laboratories International, Inc. (e)	5,739	833,590
Chart Industries, Inc. (e)	17,245	1,561,017
Churchill Downs, Inc.	11,631	1,049,814
Columbus McKinnon Corp.	26,639	915,050
Cubic Corp.	10,758	605,030
Dine Brands Global, Inc.	10,573	965,209
DMC Global, Inc.	4,817	239,116

	Shares	Value*

Dolby Laboratories, Inc., Class A	8,817	$555,206
Encompass Health Corp.	6,477	378,257
Envestnet, Inc. (e)	10,834	708,435
EPAM Systems, Inc. (e)	4,200	710,346
Equity LifeStyle Properties, Inc. REIT	10,147	1,159,802
Etsy, Inc. (e)	10,049	675,494
Everbridge, Inc. (e)	8,981	673,665
Exact Sciences Corp. (e)	5,478	474,504
First Industrial Realty Trust, Inc. REIT	46,542	1,645,725
First Merchants Corp.	21,945	808,673
Five9, Inc. (e)	14,235	752,035
Fox Factory Holding Corp. (e)	9,399	656,896
Freshpet, Inc. (e)	17,448	737,876
G-III Apparel Group Ltd. (e)	12,662	505,974
Green Dot Corp., Class A (e)	8,727	529,293
Hanover Insurance Group, Inc.	13,990	1,597,238
Harsco Corp. (e)	46,836	944,214
HEICO Corp., Class A	10,533	885,404
Hill-Rom Holdings, Inc.	4,994	528,665
Horizon Pharma PLC (e)	27,302	721,592
Ingevity Corp. (e)	11,688	1,234,370
Inogen, Inc. (e)	4,073	388,442
Insperity, Inc.	8,346	1,032,066
Insulet Corp. (e)	5,493	522,329
Invitae Corp. (e)	25,957	607,913
Keysight Technologies, Inc. (e)	7,831	682,863
Kilroy Realty Corp. REIT	16,688	1,267,620
Kinsale Capital Group, Inc.	30,356	2,081,511
Kratos Defense & Security Solutions, Inc. (e)	56,078	876,499
Lamb Weston Holdings, Inc.	14,483	1,085,356
LendingTree, Inc. (e)	2,011	706,987
LHC Group, Inc. (e)	5,832	646,536
Lincoln Electric Holdings, Inc.	5,953	499,278
LivePerson, Inc. (e)	14,948	433,791
LiveRamp Holdings, Inc. (e)	7,276	397,051
LPL Financial Holdings, Inc.	23,575	1,641,999
Madison Square Garden Co., Class A (e)	4,503	1,319,964
Merit Medical Systems, Inc. (e)	13,997	865,435
MKS Instruments, Inc.	5,687	529,175
Monolithic Power Systems, Inc.	3,189	432,078
Natera, Inc. (e)	39,437	813,191
Neurocrine Biosciences, Inc. (e)	4,215	371,341
New Relic, Inc. (e)	6,849	675,996
Nexstar Media Group, Inc., Class A	8,148	882,999
NRG Energy, Inc.	18,976	806,100
Ollie’s Bargain Outlet Holdings, Inc. (e)	9,578	817,291
Omnicell, Inc. (e)	9,157	740,252
Perficient, Inc. (e)	25,234	691,159
Performance Food Group Co. (e)	22,603	895,983
PlayAGS, Inc. (e)	27,860	666,690
Pluralsight, Inc., Class A (e)	27,265	865,391
Pool Corp.	3,055	503,983
PRA Health Sciences, Inc. (e)	8,488	936,142
Preferred Bank	9,189	413,229

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

ProPetro Holding Corp. (e)	21,820	$491,823
PTC, Inc. (e)	5,800	534,644
R1 RCM, Inc. (e)	106,780	1,032,563
Rapid7, Inc. (e)	10,394	526,040
RealPage, Inc. (e)	12,487	757,836
REGENXBIO, Inc. (e)	6,756	387,186
Rosetta Stone, Inc. (e)	31,556	689,499
Sage Therapeutics, Inc. (e)	2,751	437,547
Sarepta Therapeutics, Inc. (e)	2,950	351,610
Semtech Corp. (e)	13,070	665,394
Service Corp. International	14,278	573,262
Simply Good Foods Co. (e)	69,297	1,426,825
STAAR Surgical Co. (e)	21,362	730,367
STAG Industrial, Inc. REIT	55,792	1,654,233
Strategic Education, Inc.	8,847	1,161,700
Supernus Pharmaceuticals, Inc. (e)	11,922	417,747
Tabula Rasa HealthCare, Inc. (e)	9,016	508,683
Teladoc Health, Inc. (e)	14,811	823,492
Tetra Tech, Inc.	20,524	1,223,025
Texas Roadhouse, Inc.	8,589	534,150
TPI Composites, Inc. (e)	42,218	1,208,279
Tyler Technologies, Inc. (e)	2,141	437,620
Universal Display Corp.	2,754	420,949
Western Alliance Bancorp (e)	21,649	888,475
WEX, Inc. (e)	6,210	1,192,258
World Wrestling Entertainment, Inc., Class A	9,922	861,031
WPX Energy, Inc. (e)	90,949	1,192,341
YETI Holdings, Inc. (e)	35,125	1,062,531
Zendesk, Inc. (e)	7,961	676,685
Zynga, Inc., Class A (e)	154,037	821,017

		84,813,474

Total Common Stock (cost—$117,857,848)		139,408,133

PREFERRED STOCK—0.6%

Germany—0.6%
Jungheinrich AG (cost—$731,632)	24,157	786,388

	Principal Amount (000s)
Repurchase Agreements—3.2%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $4,643,193; collateralized by U.S. Treasury Notes, 1.75%—1.875%, due 6/30/22—7/31/22, valued at $4,740,533 including accrued interest (cost—$4,643,000)	$4,643	4,643,000

Total Investments (cost—$123,232,480) (b)—100.2%		144,837,521

Liabilities in excess of other assets—(0.2)%		(244,080)

Net Assets—100.0%		$144,593,441

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $3,126,927, representing 2.2% of net assets.

(b)	Securities with an aggregate value of $52,253,476, representing 36.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $215,225, representing 0.1% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Small-Cap Fund

March 31, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Machinery	6.0%
Insurance	5.6%
Equity Real Estate Investment Trusts (REITs)	5.6%
Software	5.5%
IT Services	4.4%
Healthcare Providers & Services	3.5%
Electronic Equipment, Instruments & Components	3.4%
Biotechnology	3.3%
Commercial Services & Supplies	3.1%
Food Products	3.1%
Banks	3.0%
Healthcare Equipment & Supplies	2.6%
Life Sciences Tools & Services	2.6%
Entertainment	2.6%
Hotels, Restaurants & Leisure	2.2%
Semiconductors & Semiconductor Equipment	2.0%
Chemicals	2.0%
Diversified Consumer Services	2.0%
Real Estate Management & Development	2.0%
Oil, Gas & Consumable Fuels	1.9%
Capital Markets	1.7%
Construction & Engineering	1.7%
Aerospace & Defense	1.6%
Professional Services	1.6%
Internet & Direct Marketing Retail	1.5%
Containers & Packaging	1.4%
Healthcare Technology	1.4%
Pharmaceuticals	1.4%
Construction Materials	1.2%
Food & Staples Retailing	1.2%
Auto Components	1.2%
Road & Rail	1.1%
Energy Equipment & Services	1.1%
Thrifts & Mortgage Finance	1.0%
Electrical Equipment	0.9%
Air Freight & Logistics	0.9%
Household Durables	0.9%
Independent Power Producers & Energy Traders	0.8%
Diversified Financial Services	0.8%
Leisure Equipment & Products	0.7%
Interactive Media & Services	0.7%
Household Products	0.7%
Communications Equipment	0.6%
Metals & Mining	0.6%
Media	0.6%
Trading Companies & Distributors	0.6%
Multi-Line Retail	0.6%
Distributors	0.5%
Consumer Finance	0.4%
Paper & Forest Products	0.4%
Textiles, Apparel & Luxury Goods	0.4%
Transportation Infrastructure	0.3%
Technology Hardware, Storage & Peripherals	0.1%
Repurchase Agreements	3.2%
Liabilities in excess of other assets	(0.2)%

100.0%

Schedule of Investments

AllianzGI Health Sciences Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—97.2%

Biotechnology—16.3%
Alexion Pharmaceuticals, Inc. (d)	12,675	$1,713,406
Alnylam Pharmaceuticals, Inc. (d)	3,330	311,189
Amgen, Inc.	11,945	2,269,311
Arena Pharmaceuticals, Inc. (d)	10,090	452,335
Argenx SE ADR (d)	4,150	518,086
Ascendis Pharma A/S ADR (d)	3,600	423,720
Autolus Therapeutics PLC ADR (d)	6,165	194,013
BioMarin Pharmaceutical, Inc. (d)	21,909	1,946,176
Bluebird Bio, Inc. (d)	3,140	494,016
Celgene Corp. (d)	21,180	1,998,121
CRISPR Therapeutics AG (d)	4,160	148,595
CytomX Therapeutics, Inc. (d)	16,559	178,009
Exact Sciences Corp. (d)	8,310	719,812
Gilead Sciences, Inc.	60,576	3,938,046
Heron Therapeutics, Inc. (d)	69,245	1,692,348
Immunomedics, Inc. (d)	17,100	328,491
Insmed, Inc. (d)	28,800	837,216
Invitae Corp. (d)	37,312	873,847
Iovance Biotherapeutics, Inc. (d)	49,015	466,133
Neurocrine Biosciences, Inc. (d)	8,715	767,792
Sage Therapeutics, Inc. (d)	5,085	808,769
Sarepta Therapeutics, Inc. (d)	5,100	607,869
Vertex Pharmaceuticals, Inc. (d)	19,245	3,540,118

		25,227,418

Healthcare Equipment & Supplies—19.3%
Abbott Laboratories	74,193	5,930,988
Align Technology, Inc. (d)	10,045	2,856,095
Boston Scientific Corp. (d)	115,157	4,419,726
DENTSPLY SIRONA, Inc.	6,970	345,642
DexCom, Inc. (d)	9,335	1,111,798
Edwards Lifesciences Corp. (d)	6,655	1,273,301
Haemonetics Corp. (d)	8,955	783,383
Insulet Corp. (d)	15,050	1,431,104
Intuitive Surgical, Inc. (d)	8,015	4,573,199
LivaNova PLC (d)	7,570	736,183
Penumbra, Inc. (d)	2,760	405,748
Quotient Ltd. (d)	150,789	1,358,609
Teleflex, Inc.	1,405	424,535
Vapotherm, Inc. (d)	54,255	1,066,111
Wright Medical Group NV (d)	37,125	1,167,581
Zimmer Biomet Holdings, Inc.	15,700	2,004,890

		29,888,893

Healthcare Providers & Services—14.9%
Addus HomeCare Corp. (d)	14,631	930,385
Anthem, Inc.	18,195	5,221,601
CVS Health Corp.	97,180	5,240,918
Humana, Inc.	5,870	1,561,420
UnitedHealth Group, Inc.	39,761	9,831,305
WellCare Health Plans, Inc. (d)	1,515	408,671

		23,194,300

	Shares	Value*

Life Sciences Tools & Services—5.1%
Agilent Technologies, Inc.	39,085	$3,141,652
Bio-Rad Laboratories, Inc., Class A (d)	2,505	765,728
Illumina, Inc. (d)	2,065	641,575
Thermo Fisher Scientific, Inc.	12,105	3,313,381

		7,862,336

Pharmaceuticals—41.6%
Aerie Pharmaceuticals, Inc. (d)	8,730	414,675
AIT Therapeutics, Inc. (d)	123,899	594,715
Allergan PLC	21,671	3,172,851
Amneal Pharmaceuticals, Inc. (d)	60,990	864,228
Aratana Therapeutics, Inc. (d)	38,000	136,800
AstraZeneca PLC ADR	178,875	7,231,916
Bristol-Myers Squibb Co.	108,595	5,181,068
Catalent, Inc. (d)	37,820	1,535,114
Dermira, Inc. (d)	40,375	547,081
Elanco Animal Health, Inc. (d)	61,720	1,979,360
GlaxoSmithKline PLC ADR	15,680	655,267
Horizon Pharma PLC (d)	56,535	1,494,220
Intersect ENT, Inc. (d)	14,710	472,927
Johnson & Johnson	31,992	4,472,162
Merck & Co., Inc.	120,262	10,002,191
Mylan NV (d)	15,941	451,768
Novartis AG ADR	99,878	9,602,271
Pfizer, Inc.	129,829	5,513,838
Roche Holding AG	5,625	1,549,996
Sanofi ADR	85,955	3,806,087
Takeda Pharmaceutical Co., Ltd.	44,200	1,810,089
Zoetis, Inc.	29,990	3,019,093

		64,507,717

Total Common Stock (cost—$132,242,660)		150,680,664

	Units

WARRANTS—0.1%

Pharmaceuticals—0.1%
AIT Therapeutics, Inc., (b)(c)(d) (cost—$1,239)	123,899	137,404

Schedule of Investments

AllianzGI Health Sciences Fund

March 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.7%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $4,220,176; collateralized by U.S. Treasury Notes, 1.75%, due 6/30/22, valued at $4,309,062 including accrued interest (cost—$4,220,000)	$4,220	$4,220,000

Total Investments (cost—$136,463,899) (a)—100.0%		155,038,068

Other assets less liabilities—0.0%		41,305

Net Assets—100.0%		$155,079,373

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,360,085, representing 2.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Security with a value of $137,404, representing 0.1% of net assets.
(c)	Level 3 security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—32.7%

Advertising—0.0%
Affinion Group Holdings, Inc. Class A (cost—$1,422,155; purchased 11/4/15) (d)(f)(i)(k)	80,205	$137,151
Mood Media Corp. (d)(f)(k)	286,500	283,635

		420,786

Aerospace & Defense—1.1%
Arconic, Inc.	286,070	5,466,798
Boeing Co. (g)	65,500	24,983,010
Erickson, Inc. (d)(f)(k)	10,866	285,124
Raytheon Co.	96,400	17,552,512

		48,287,444

Apparel & Textiles—0.0%
Quiksilver, Inc. (d)(f)(k)	2,328	53,055

Automobiles—0.2%
Ford Motor Co.	1,199,700	10,533,366

Banks—1.1%
Bank of America Corp.	676,900	18,675,671
CCF Holdings LLC Class A (cost—$0; purchased 12/18/18) (d)(f)(i)(k)	31,304	3
CCF Holdings LLC Class B (cost—$0; purchased 12/12/18) (d)(f)(h)(i)(k)	42,857	4
JPMorgan Chase & Co.	274,100	27,747,143

		46,422,821

Beverages—0.3%
PepsiCo, Inc. (g)	120,300	14,742,765

Biotechnology—1.4%
AbbVie, Inc.	215,900	17,399,381
Biogen, Inc. (k)	29,700	7,020,486
BioMarin Pharmaceutical, Inc. (k)	3,926	348,747
Gilead Sciences, Inc.	239,250	15,553,642
Vertex Pharmaceuticals, Inc. (g)(k)	119,700	22,018,815

		62,341,071

Building Products—0.3%
Johnson Controls International PLC	370,382	13,681,911
Resideo Technologies, Inc. (k)	11,016	212,499

		13,894,410

Capital Markets—0.2%
S&P Global, Inc.	35,200	7,411,360

Chemicals—0.4%
Chemours Co.	238,400	8,858,944
DowDuPont, Inc.	178,600	9,521,166

		18,380,110

Commercial Services—0.0%
Cenveo Corp. (d)(f)(k)	19,074	576,798

Commercial Services & Supplies—0.1%
Stericycle, Inc. (k)	66,843	3,637,596

	Shares	Value*

Construction & Engineering—0.2%
Fluor Corp.	209,800	$7,720,640

Diversified Telecommunication Services—0.0%
Frontier Communications Corp. (k)	210,781	419,454

Energy Equipment & Services—0.3%
National Oilwell Varco, Inc.	145,600	3,878,784
Schlumberger Ltd.	172,400	7,511,468

		11,390,252

Entertainment—1.6%
Netflix, Inc. (g)(k)	78,200	27,882,992
Take-Two Interactive Software, Inc. (k)	139,700	13,183,489
Walt Disney Co. (g)	238,900	26,525,067

		67,591,548

Food & Staples Retailing—1.4%
Costco Wholesale Corp. (g)	120,400	29,153,656
Kroger Co.	472,000	11,611,200
Walgreens Boots Alliance, Inc.	286,600	18,133,182

		58,898,038

Food Products—0.2%
Archer-Daniels-Midland Co.	159,650	6,885,704

Healthcare Equipment & Supplies—1.8%
Align Technology, Inc. (k)	52,100	14,813,593
Baxter International, Inc.	182,500	14,839,075
Boston Scientific Corp. (g)(k)	653,800	25,092,844
Intuitive Surgical, Inc. (g)(k)	41,800	23,850,244

		78,595,756

Healthcare Providers & Services—1.1%
Laboratory Corp. of America Holdings (k)	49,000	7,496,020
McKesson Corp.	114,300	13,379,958
UnitedHealth Group, Inc.	106,600	26,357,916

		47,233,894

Hotels, Restaurants & Leisure—1.1%
McDonald’s Corp. (g)	112,000	21,268,800
Starbucks Corp. (g)	251,400	18,689,076
Wynn Resorts Ltd.	54,700	6,526,804

		46,484,680

Household Durables—0.3%
DR Horton, Inc.	320,000	13,241,600

Independent Power Producers & Energy Traders—0.1%
Vistra Energy Corp.	144,101	3,750,949

Industrial Conglomerates—0.6%
3M Co. (g)	50,100	10,409,778
General Electric Co.	326,200	3,258,738
Honeywell International, Inc. (g)	90,400	14,366,368

		28,034,884

Insurance—0.3%
Progressive Corp. (g)	192,300	13,862,907

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Interactive Media & Services—1.7%
Alphabet, Inc., Class A (k)	34,800	$40,955,772
Facebook, Inc., Class A (g)(k)	193,500	32,254,515

		73,210,287

Internet & Direct Marketing Retail—1.4%
Alibaba Group Holding Ltd. ADR (g)(k)	114,600	20,908,770
Amazon.com, Inc. (k)	21,800	38,820,350

		59,729,120

IT Services—2.2%
Fiserv, Inc. (k)	163,900	14,469,092
International Business Machines Corp.	92,200	13,009,420
PayPal Holdings, Inc. (g)(k)	210,000	21,806,400
Visa, Inc., Class A (g)	284,200	44,389,198

		93,674,110

Machinery—1.0%
Caterpillar, Inc.	202,500	27,436,725
Deere & Co. (g)	111,900	17,886,096
Wabtec Corp.	1,752	129,157

		45,451,978

Media—0.4%
Comcast Corp., Class A	437,700	17,499,246
LiveStyle, Inc. (a)(d)(f)(k)(l)	202,319	20
Postmedia Network Canada Corp. (d)(f)(k)	1,018,823	1,334,658

		18,833,924

Metals & Mining—0.1%
ArcelorMittal	180,611	3,680,852
Freeport-McMoRan, Inc.	113,100	1,457,859

		5,138,711

Multi-Line Retail—0.6%
Target Corp. (g)	311,800	25,025,068

Oil, Gas & Consumable Fuels—1.2%
Arch Coal, Inc., Class A	1,858	169,580
Chesapeake Energy Corp. (k)	1,250,759	3,877,353
Hercules Offshore, Inc. (d)(f)(k)	174,935	17
Hess Corp.	149,693	9,016,009
Kinder Morgan, Inc.	187,778	3,757,438
Occidental Petroleum Corp.	229,700	15,206,140
Riviera Resources, Inc. (k)	25,527	357,123
Roan Resources, Inc. (k)	25,527	155,970
Southwestern Energy Co. (k)	508,010	2,382,567
Talos Energy, Inc. (k)	98,625	2,619,480
Valero Energy Corp.	147,800	12,537,874
Vanguard Natural Resources, Inc. (k)	12,187	4,570

		50,084,121

Pharmaceuticals—1.1%
Allergan PLC	99,241	14,529,875
Bristol-Myers Squibb Co.	242,700	11,579,217

	Shares	Value*

Merck & Co., Inc.	214,600	$17,848,282
Teva Pharmaceutical Industries Ltd. ADR (k)	248,006	3,888,734

		47,846,108

Road & Rail—0.5%
Union Pacific Corp. (g)	141,500	23,658,800

Semiconductors—0.0%
GT Advanced Technologies, Inc. (d)(f)(k)	537	—	†

Semiconductors & Semiconductor Equipment—2.7%
Broadcom, Inc. (g)	84,700	25,470,137
Intel Corp. (g)	350,600	18,827,220
Micron Technology, Inc. (k)	379,100	15,668,203
NVIDIA Corp.	116,800	20,972,608
QUALCOMM, Inc.	237,700	13,556,031
Texas Instruments, Inc.	196,000	20,789,720

		115,283,919

Software—3.2%
Adobe, Inc. (g)(k)	107,200	28,567,728
Intuit, Inc. (g)	64,300	16,808,663
Microsoft Corp.	373,000	43,991,620
Salesforce.com, Inc. (g)(k)	140,300	22,219,311
ServiceNow, Inc. (g)(k)	70,900	17,476,141
Workday, Inc., Class A (g)(k)	55,900	10,780,315

		139,843,778

Specialty Retail—0.6%
Home Depot, Inc.	140,800	27,018,112

Technology Hardware, Storage & Peripherals—1.3%
Apple, Inc.	212,900	40,440,355
NetApp, Inc.	196,300	13,611,442
Western Digital Corp.	1,953	93,861

		54,145,658

Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc., Class B (g)	244,600	20,597,766

Trading Companies & Distributors—0.1%
WESCO International, Inc. (k)	54,455	2,886,660

Total Common Stock (cost—$1,743,825,206)		1,413,240,008

	Principal Amount (000s)

CORPORATE BONDS & NOTES—31.4%

Advertising—0.0%
Mood Media Borrower LLC 6 mo. LIBOR + 14.00%, PIK 8.00% (j),
9.25%, 7/1/24	$1,075	943,253

Aerospace & Defense—0.7%
Arconic, Inc.,
5.90%, 2/1/27	2,795	2,909,420

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*

Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	$5,660	$5,978,375
TransDigm, Inc.,
6.50%, 7/15/24	5,000	5,156,250
6.50%, 5/15/25	11,545	11,762,623
Triumph Group, Inc.,
7.75%, 8/15/25	4,655	4,457,163

		30,263,831

Auto Components—0.7%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	4,808	4,934,210
Delphi Technologies PLC (a)(b),
5.00%, 10/1/25	8,155	7,200,865
Goodyear Tire & Rubber Co.,
5.00%, 5/31/26	7,870	7,533,557
Panther BF Aggregator 2 L.P. (a)(b),
8.50%, 5/15/27	9,895	9,944,475

		29,613,107

Auto Manufacturers—0.5%
Navistar International Corp. (a)(b),
6.625%, 11/1/25	10,565	10,789,506
Tesla, Inc. (a)(b),
5.30%, 8/15/25	11,610	10,100,700

		20,890,206

Banks—0.1%
CIT Group, Inc.,
6.125%, 3/9/28	5,640	6,288,600

Building Materials—0.3%
Builders FirstSource, Inc. (a)(b),
5.625%, 9/1/24	7,415	7,331,581
Jeld-Wen, Inc. (a)(b),
4.875%, 12/15/27	4,635	4,380,075

		11,711,656

Chemicals—1.1%
Chemours Co.,
6.625%, 5/15/23	7,000	7,263,130
7.00%, 5/15/25	7,520	7,933,600
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	6,865	6,967,975
Olin Corp.,
5.00%, 2/1/30	8,130	7,997,887
PQ Corp. (a)(b),
5.75%, 12/15/25	3,100	3,034,125
Trinseo Materials Operating SCA (a)(b),
5.375%, 9/1/25	5,645	5,369,806
Tronox Finance PLC (a)(b),
5.75%, 10/1/25	5,510	5,131,188
Tronox, Inc. (a)(b),
6.50%, 4/15/26	4,765	4,565,585

		48,263,296

	Principal Amount (000s)	Value*

Commercial Services—1.4%
Ashtead Capital, Inc. (a)(b),
5.25%, 8/1/26	$4,945	$5,062,444
Cardtronics, Inc. (a)(b),
5.50%, 5/1/25	2,490	2,446,425
Cenveo Corp. (a)(b)(c)(d)(f),
6.00%, 5/15/24 (cost—$9,422,022; purchased 3/22/12-3/11/16) (i)	8,116	446,380
8.50%, 9/15/22	1,520	30,400
Gartner, Inc. (a)(b),
5.125%, 4/1/25	7,980	8,085,336
Hertz Corp. (a)(b),
5.50%, 10/15/24	5,215	4,400,156
7.625%, 6/1/22	5,820	5,971,320
Laureate Education, Inc. (a)(b),
8.25%, 5/1/25	8,795	9,586,550
Monitronics International, Inc.,
9.125%, 4/1/20	6,450	1,419,000
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	3,250,912
7.00%, 2/15/22	5,500	5,623,750
United Rentals North America, Inc.,
4.625%, 10/15/25	3,780	3,742,200
5.50%, 7/15/25	8,930	9,153,250

		59,218,123

Computers—0.5%
Dell International LLC (a)(b),
7.125%, 6/15/24	7,485	7,937,128
DynCorp International, Inc., PIK 1.50%,
11.875%, 11/30/20	713	730,406
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	7,620	7,629,525
Seagate HDD Cayman,
4.75%, 1/1/25	7,055	6,893,647

		23,190,706

Distribution/Wholesale—0.4%
H&E Equipment Services, Inc.,
5.625%, 9/1/25	9,070	9,081,338
KAR Auction Services, Inc. (a)(b),
5.125%, 6/1/25	7,015	6,971,156

		16,052,494

Diversified Financial Services—1.5%
Ally Financial, Inc.,
5.75%, 11/20/25	6,880	7,353,757
8.00%, 3/15/20	2,995	3,137,262
CCF Holdings LLC, PIK 10.75% (a)(b)(d)(f),
10.75%, 12/15/23	10,199	4,971,639
Community Choice Financial Issuer LLC (cost—$12,000,000; purchased 9/6/18) (a)(b)(i),
9.00%, 6/15/23	12,000	12,015,000

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*

Lions Gate Capital Holdings LLC (a)(b),
6.375%, 2/1/24	$9,370	$9,838,500
Navient Corp.,
6.625%, 7/26/21	820	858,950
7.25%, 9/25/23	8,655	9,174,300
Springleaf Finance Corp.,
5.625%, 3/15/23	1,460	1,483,725
6.125%, 3/15/24	5,815	5,960,259
8.25%, 10/1/23	7,180	7,951,850
Travelport Corporate Finance PLC (a)(b),
6.00%, 3/15/26	3,570	3,864,525

		66,609,767

Electric Utilities—0.4%
Calpine Corp.,
5.75%, 1/15/25	6,140	6,124,650
NRG Energy, Inc.,
5.75%, 1/15/28	9,190	9,775,862
Talen Energy Supply LLC,
6.50%, 6/1/25	3,365	2,978,025

		18,878,537

Electrical Equipment—0.1%
Energizer Holdings, Inc. (a)(b),
7.75%, 1/15/27	3,820	4,082,625

Electronic Equipment, Instruments & Components—0.2%
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	9,890	9,828,188

Electronics—0.1%
Sensata Technologies BV (a)(b),

5.625%, 11/1/24	5,810	6,216,700

Engineering & Construction—0.6%
AECOM,
5.125%, 3/15/27	2,125	2,063,906
5.875%, 10/15/24	8,550	9,041,625
TopBuild Corp. (a)(b),
5.625%, 5/1/26	5,965	5,905,350
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	9,480	9,469,383

		26,480,264

Entertainment—1.6%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	12,225	11,109,469
Cedar Fair L.P.,
5.375%, 6/1/24	5,900	6,054,521
5.375%, 4/15/27	2,465	2,486,569
Eldorado Resorts, Inc.,
6.00%, 4/1/25	5,645	5,743,787
6.00%, 9/15/26	7,845	8,001,900
International Game Technology PLC (a)(b),
6.25%, 1/15/27	5,705	5,858,322
6.50%, 2/15/25	4,715	4,927,175

	Principal Amount (000s)	Value*

Live Nation Entertainment, Inc. (a)(b),
5.625%, 3/15/26	$4,145	$4,290,075
Scientific Games International, Inc. (a)(b),
5.00%, 10/15/25	10,510	10,326,075
Stars Group Holdings BV (a)(b),
7.00%, 7/15/26	9,065	9,472,925

		68,270,818

Equity Real Estate Investment Trusts (REITs)—0.5%
Crown Castle International Corp.,
3.70%, 6/15/26	4,210	4,206,234
CyrusOne L.P.,
5.00%, 3/15/24	5,425	5,577,013
5.375%, 3/15/27	2,565	2,660,418
Equinix, Inc.,
5.375%, 5/15/27	4,700	4,935,000
Uniti Group L.P. (a)(b),
7.125%, 12/15/24	2,500	2,162,500

		19,541,165

Food & Beverage—0.5%
Albertsons Cos. LLC,
6.625%, 6/15/24	3,115	3,161,725
7.50%, 3/15/26 (a)(b)	5,350	5,530,562
B&G Foods, Inc.,
5.25%, 4/1/25	1,415	1,361,938
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	9,655	9,739,481

		19,793,706

Food Service—0.2%
Aramark Services, Inc. (a)(b),
5.00%, 2/1/28	9,360	9,344,837

Hand/Machine Tools—0.2%
Colfax Corp. (a)(b),
6.00%, 2/15/24	1,940	2,027,300
6.375%, 2/15/26	6,655	7,091,701

		9,119,001

Healthcare Providers & Services—0.1%
WellCare Health Plans, Inc. (a)(b),
5.375%, 8/15/26	6,135	6,434,081

Healthcare-Products—0.5%
Hill-Rom Holdings, Inc. (a)(b),
5.00%, 2/15/25	4,255	4,338,823
Hologic, Inc. (a)(b),
4.625%, 2/1/28	3,070	3,039,300
Mallinckrodt International Finance S.A. (a)(b),
5.75%, 8/1/22	10,265	9,700,425
Teleflex, Inc.,
5.25%, 6/15/24	2,990	3,074,109

		20,152,657

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*

Healthcare-Services—1.8%
Centene Corp. (a)(b),
5.375%, 6/1/26	$7,475	$7,811,375
Charles River Laboratories International, Inc. (a)(b),
5.50%, 4/1/26	5,340	5,553,600
Community Health Systems, Inc.,
6.25%, 3/31/23	1,985	1,870,863
6.875%, 2/1/22	2,500	1,675,000
7.125%, 7/15/20	4,595	4,422,687
8.00%, 11/15/19	1,705	1,687,950
DaVita, Inc.,
5.125%, 7/15/24	8,620	8,533,800
Encompass Health Corp.,
5.75%, 11/1/24	8,345	8,480,606
HCA, Inc.,
5.375%, 9/1/26	2,965	3,128,075
5.625%, 9/1/28	2,420	2,565,200
7.50%, 2/15/22	8,185	9,046,880
Tenet Healthcare Corp.,
5.125%, 5/1/25	990	997,475
6.25%, 2/1/27 (a)(b)	3,420	3,552,525
7.00%, 8/1/25	5,000	5,081,250
8.125%, 4/1/22	10,865	11,729,854

		76,137,140

Home Builders—0.4%
Beazer Homes USA, Inc.,
5.875%, 10/15/27	1,885	1,654,088
Brookfield Residential Properties, Inc. (a)(b),
6.125%, 7/1/22	4,765	4,806,694
6.50%, 12/15/20	6,050	6,057,562
KB Home,
8.00%, 3/15/20	3,905	4,076,820
Lennar Corp.,
5.875%, 11/15/24	2,665	2,854,881

		19,450,045

Household Products/Wares—0.1%
Spectrum Brands, Inc.,
5.75%, 7/15/25	4,725	4,784,063

Insurance—0.3%
CNO Financial Group, Inc.,
5.25%, 5/30/25	6,205	6,441,566
Prudential Financial, Inc., (converts to FRN on 9/15/28) (j),
5.70%, 9/15/48	4,550	4,547,548

		10,989,114

Internet—0.7%
Match Group, Inc. (a)(b),
5.00%, 12/15/27	8,485	8,591,063
Netflix, Inc.,
5.875%, 2/15/25	7,090	7,679,534

	Principal Amount (000s)	Value*

Symantec Corp. (a)(b),
5.00%, 4/15/25	$5,390	$5,404,915
Zayo Group LLC (a)(b),
5.75%, 1/15/27	10,375	10,378,112

		32,053,624

Iron/Steel—0.3%
AK Steel Corp.,
7.00%, 3/15/27	3,580	3,017,224
United States Steel Corp.,
6.875%, 8/15/25	8,595	8,444,588

		11,461,812

Leisure—0.0%
Viking Cruises Ltd. (a)(b),
5.875%, 9/15/27	2,100	2,047,500

Lodging—0.7%
Hilton Domestic Operating Co., Inc. (a)(b),
5.125%, 5/1/26	6,795	6,913,912
Hilton Worldwide Finance LLC,
4.625%, 4/1/25	1,010	1,022,625
MGM Resorts International,
5.50%, 4/15/27	6,355	6,466,213
Wyndham Hotels & Resorts, Inc. (a)(b),
5.375%, 4/15/26	7,110	7,252,200
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	7,275	7,202,250

		28,857,200

Machinery-Construction & Mining—0.2%
Terex Corp. (a)(b),
5.625%, 2/1/25	7,570	7,541,613

Machinery-Diversified—0.2%
Mueller Water Products, Inc. (a)(b),
5.50%, 6/15/26	3,840	3,907,200
Tennant Co.,
5.625%, 5/1/25	3,645	3,690,563

		7,597,763

Media—2.4%
Cablevision Systems Corp.,
8.00%, 4/15/20	6,250	6,546,875
CCO Holdings LLC,
5.125%, 5/1/27 (a)(b)	1,625	1,639,219
5.50%, 5/1/26 (a)(b)	6,460	6,686,100
5.75%, 1/15/24	6,915	7,113,806
Clear Channel Worldwide Holdings, Inc. (a)(b),
9.25%, 2/15/24	10,230	10,869,375
CSC Holdings LLC,
6.75%, 11/15/21	2,075	2,222,844
7.75%, 7/15/25 (a)(b)	6,160	6,622,000
10.875%, 10/15/25 (a)(b)	5,455	6,311,435
DISH DBS Corp.,
5.875%, 7/15/22	4,880	4,741,164
6.75%, 6/1/21	8,250	8,526,375

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*

Gray Television, Inc. (a)(b),
5.875%, 7/15/26	$10,065	$10,268,313
LiveStyle, Inc. (cost—$7,043,588; purchased 1/31/14-10/7/15) (a)(b)(c)(d)(f)(i)(l),
9.625%, 2/1/19	7,628	8
Meredith Corp.,
6.875%, 2/1/26	9,225	9,755,437
Nexstar Broadcasting, Inc.,
5.625%, 8/1/24 (a)(b)	6,765	6,883,388
5.875%, 11/15/22	5,755	5,920,456
Sinclair Television Group, Inc.,
6.125%, 10/1/22	1,000	1,020,000
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	9,715	9,757,260

		104,884,055

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	7,995	7,995,000

Mining—0.7%
Alcoa Nederland Holding BV (a)(b),
6.125%, 5/15/28	3,060	3,159,450
6.75%, 9/30/24	4,605	4,892,813
Constellium NV (a)(b),
6.625%, 3/1/25	9,605	9,821,112
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	1,030	1,020,988
3.875%, 3/15/23	6,875	6,793,256
Hudbay Minerals, Inc. (a)(b),
7.625%, 1/15/25	4,965	5,113,950
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	1,500	1,586,250

		32,387,819

Miscellaneous Manufacturing—0.2%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	7,345	7,216,463

Oil, Gas & Consumable Fuels—3.0%
AmeriGas Partners L.P.,
5.875%, 8/20/26	9,465	9,488,662
Callon Petroleum Co.,
6.125%, 10/1/24	4,820	4,868,200
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	7,225	7,098,563
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	9,725	9,603,632
Chesapeake Energy Corp.,
6.625%, 8/15/20	6,055	6,244,219
8.00%, 1/15/25	7,730	7,923,250
CNX Resources Corp.,
5.875%, 4/15/22	3,603	3,612,008

	Principal Amount (000s)	Value*

Cobalt International Energy, Inc. (b)(c),
7.75%, 12/1/23	$9,216	$645,120
CVR Refining LLC,
6.50%, 11/1/22	5,550	5,633,250
Ensco PLC,
5.20%, 3/15/25	1,295	1,010,489
Ensco Rowan plc,
7.75%, 2/1/26	6,520	5,533,850
EP Energy LLC,
9.375%, 5/1/20	8,765	4,031,900
Nabors Industries, Inc.,
5.75%, 2/1/25	1,910	1,721,349
Noble Holding International Ltd.,
7.75%, 1/15/24	6,955	6,296,709
Oasis Petroleum, Inc.,
6.875%, 3/15/22	8,645	8,753,062
Range Resources Corp.,
4.875%, 5/15/25	7,750	7,226,875
Sable Permian Resources Land LLC (a)(b),
7.375%, 11/1/21	5,000	1,950,000
Sanchez Energy Corp.,
6.125%, 1/15/23	6,240	873,600
SM Energy Co.,
6.625%, 1/15/27	9,360	8,938,800
Sunoco L.P.,
5.50%, 2/15/26	4,605	4,570,463
5.875%, 3/15/28	4,030	4,009,850
Talos Production LLC (a),
11.00%, 4/3/22	1,168	1,233,628
Transocean, Inc. (a)(b),
7.50%, 1/15/26	10,510	10,431,175
USA Compression Partners L.P. (a)(b),
6.875%, 9/1/27	7,045	7,194,706
Weatherford International Ltd.,
8.25%, 6/15/23	2,170	1,546,125

		130,439,485

Paper & Forest Products—0.2%
Mercer International, Inc.,
5.50%, 1/15/26	5,370	5,289,450
7.375%, 1/15/25 (a)(b)	3,825	4,025,813

		9,315,263

Pharmaceuticals—1.0%
Bausch Health Americas, Inc. (a)(b),
8.50%, 1/31/27	6,635	7,049,688
Bausch Health Cos., Inc. (a)(b),
6.125%, 4/15/25	10,115	10,039,137
7.00%, 3/15/24	7,395	7,842,397
Endo Finance LLC (a)(b),
5.375%, 1/15/23	10,730	8,852,250

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*

Horizon Pharma USA, Inc.,
6.625%, 5/1/23	$8,115	$8,382,069
8.75%, 11/1/24 (a)(b)	1,370	1,495,013

		43,660,554

Pipelines—0.6%
Cheniere Energy Partners L.P. (a)(b),
5.625%, 10/1/26	8,410	8,641,275
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	8,310	8,559,300
Targa Resources Partners L.P. (a)(b),
6.50%, 7/15/27	4,170	4,508,812
6.875%, 1/15/29	2,820	3,077,325

		24,786,712

Real Estate—0.6%
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	8,150	7,864,750
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	10,198	10,185,252
Uniti Group L.P.,
8.25%, 10/15/23	6,445	5,848,838

		23,898,840

Retail—1.3%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	10,990	10,883,397
Beacon Roofing Supply, Inc. (a)(b),
4.875%, 11/1/25	7,725	7,367,719
Conn’s, Inc.,
7.25%, 7/15/22	11,370	11,199,450
KFC Holding Co. (a)(b),
4.75%, 6/1/27	6,485	6,387,725
L Brands, Inc.,
6.875%, 11/1/35	2,655	2,306,531
Men’s Wearhouse, Inc.,
7.00%, 7/1/22	4,023	3,982,770
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	6,810	3,643,350
Party City Holdings, Inc. (a)(b),
6.625%, 8/1/26	9,755	9,730,612

		55,501,554

Semiconductors—0.4%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	2,670	2,987,063
Amkor Technology, Inc. (a)(b),
6.625%, 9/15/27	8,745	8,892,572
Broadcom Corp.,
3.875%, 1/15/27	5,195	4,972,585

		16,852,220

	Principal Amount (000s)	Value*

Software—0.8%
Camelot Finance S.A. (a)(b),
7.875%, 10/15/24	$6,185	$6,556,100
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	8,845	9,220,912
MSCI, Inc. (a)(b),
5.375%, 5/15/27	4,540	4,812,400
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	3,120	2,823,600
SS&C Technologies, Inc. (a)(b),
5.50%, 9/30/27	9,770	9,886,019

		33,299,031

Telecommunications—3.0%
CenturyLink, Inc.,
6.75%, 12/1/23, Ser. W	2,000	2,092,500
7.50%, 4/1/24, Ser. Y	9,535	10,107,100
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	11,630	10,764,495
CommScope Technologies LLC (a)(b),
5.00%, 3/15/27	4,460	3,965,743
6.00%, 6/15/25	5,940	5,797,143
Consolidated Communications, Inc.,
6.50%, 10/1/22	9,435	8,600,597
Frontier Communications Corp.,
10.50%, 9/15/22	9,315	7,149,262
GTT Communications, Inc. (a)(b),
7.875%, 12/31/24	7,945	6,991,600
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	8,230	8,085,975
7.625%, 6/15/21	7,440	8,016,674
Intelsat Connect Finance S.A. (a)(b),
9.50%, 2/15/23	3,195	2,844,509
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	10,370	9,255,225
9.75%, 7/15/25 (a)(b)	1,500	1,530,450
Level 3 Financing, Inc.,
5.375%, 5/1/25	8,420	8,544,616
Sprint Capital Corp.,
6.875%, 11/15/28	6,890	6,640,237
Sprint Communications, Inc.,
11.50%, 11/15/21	7,890	9,172,125
Sprint Corp.,
7.125%, 6/15/24	2,250	2,289,375
7.625%, 3/1/26	6,525	6,639,188
T-Mobile USA, Inc.,
4.50%, 2/1/26	1,545	1,549,949
4.75%, 2/1/28	5,410	5,382,950
6.50%, 1/15/26	3,760	4,023,200
Windstream Services LLC (cost—$6,533,084; purchased 12/4/13-11/15/18) (a)(b)(c)(i),
6.375%, 8/1/23	7,464	1,940,640

		131,383,553

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*

Transportation—0.1%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	$2,705	$2,732,050
6.50%, 6/15/22	3,184	3,265,988

		5,998,038

Total Corporate Bonds & Notes (cost—$1,419,794,013)		1,359,726,079

CONVERTIBLE BONDS & NOTES—26.4%

Aerospace & Defense—0.2%
Aerojet Rocketdyne Holdings, Inc.,
2.25%, 12/15/23	1,255	1,866,179
Arconic, Inc.,
1.625%, 10/15/19	4,715	4,666,716

		6,532,895

Apparel & Textiles—0.0%
Iconix Brand Group, Inc.,
5.75%, 8/15/23	4,185	1,088,100

Auto Components—0.1%
Meritor, Inc.,
3.25%, 10/15/37	5,405	5,214,749

Auto Manufacturers—0.3%
Tesla, Inc.,
1.25%, 3/1/21	6,505	6,696,202
2.375%, 3/15/22	5,535	6,053,906

		12,750,108

Banks—0.4%
BofA Finance LLC,
0.25%, 5/1/23	1,000	965,000
Deutsche Bank AG (f),
1.00%, 5/1/23	17,460	16,771,885

		17,736,885

Biotechnology—2.1%
Aegerion Pharmaceuticals, Inc.,
2.00%, 8/15/19	5,270	3,584,620
Alder Biopharmaceuticals, Inc.,
2.50%, 2/1/25	1,785	1,712,839
AMAG Pharmaceuticals, Inc.,
3.25%, 6/1/22	2,025	1,766,813
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	3,260	3,343,537
1.50%, 10/15/20	6,830	7,779,761
Exact Sciences Corp.,
0.375%, 3/15/27	11,465	11,726,138
Illumina, Inc. (a)(b),
zero coupon, 8/15/23	21,955	23,471,442
Insmed, Inc.,
1.75%, 1/15/25	5,710	5,787,686

	Principal Amount (000s)	Value*

Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	$6,510	$6,474,628
Ionis Pharmaceuticals, Inc.,
1.00%, 11/15/21	3,850	5,214,211
Ligand Pharmaceuticals, Inc. (a)(b),
0.75%, 5/15/23	10,535	9,061,997
Medicines Co.,
2.50%, 1/15/22	1,140	1,145,110
2.75%, 7/15/23	905	765,870
3.50%, 1/15/24 (a)(b)	365	472,397
PTC Therapeutics, Inc.,
3.00%, 8/15/22	1,000	1,043,064
Radius Health, Inc.,
3.00%, 9/1/24	1,200	999,000
Verastem, Inc.,
5.00%, 11/1/48	5,910	4,687,769

		89,036,882

Building Materials—0.0%
Patrick Industries, Inc.,
1.00%, 2/1/23	1,015	910,962

Commercial Services—1.2%
Cardtronics, Inc.,
1.00%, 12/1/20	3,000	2,979,375
Chegg, Inc. (a)(b),
0.125%, 3/15/25	7,405	7,332,178
Euronet Worldwide, Inc. (a)(b),
0.75%, 3/15/49	7,125	7,692,342
Huron Consulting Group, Inc.,
1.25%, 10/1/19	7,480	7,384,539
Macquarie Infrastructure Corp.,
2.00%, 10/1/23	5,410	4,781,222
2.875%, 7/15/19	5,500	5,500,924
Square, Inc. (a)(b),
0.50%, 5/15/23	14,545	17,559,852

		53,230,432

Computers—0.8%
Lumentum Holdings, Inc.,
0.25%, 3/15/24	6,920	8,181,115
Nutanix, Inc.,
zero coupon, 1/15/23	6,245	6,658,731
Pure Storage, Inc. (a)(b),
0.125%, 4/15/23	7,620	8,195,647
Western Digital Corp. (a)(b),
1.50%, 2/1/24	11,605	10,235,760

		33,271,253

Diversified Financial Services—0.6%
Encore Capital Group, Inc.,
2.875%, 3/15/21	6,960	6,429,776
3.00%, 7/1/20	1,215	1,162,852

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*

JPMorgan Chase Financial Co. LLC (a)(b),
0.25%, 5/1/23	$10,090	$9,839,768
LendingTree, Inc.,
0.625%, 6/1/22	4,180	7,350,173

		24,782,569

Electric Utilities—0.3%
NRG Energy, Inc. (a)(b),
2.75%, 6/1/48	10,825	12,337,550

Electronic Equipment, Instruments & Components—0.0%
SunPower Corp.,
4.00%, 1/15/23	1,360	1,125,190

Electronics—0.4%
Fortive Corp. (a)(b),
0.875%, 2/15/22	5,220	5,499,563
II-VI, Inc.,
0.25%, 9/1/22	2,790	2,925,653
OSI Systems, Inc.,
1.25%, 9/1/22	6,645	6,752,981
Vishay Intertechnology, Inc. (a)(b),
2.25%, 6/15/25	1,355	1,264,119

		16,442,316

Energy-Alternate Sources—0.4%
NextEra Energy Partners L.P. (a)(b),
1.50%, 9/15/20	4,800	4,790,112
SunEdison, Inc. (a)(b)(c),
0.25%, 1/15/20	9,565	215,213
2.625%, 6/1/23	11,270	253,575
3.375%, 6/1/25	4,565	102,713
Tesla Energy Operations, Inc.,
1.625%, 11/1/19	10,475	10,140,106

		15,501,719

Engineering & Construction—0.2%
Dycom Industries, Inc.,
0.75%, 9/15/21	6,890	6,373,926
KBR, Inc. (a)(b),
2.50%, 11/1/23	3,110	3,155,418

		9,529,344

Entertainment—0.3%
Live Nation Entertainment, Inc.,
2.50%, 3/15/23	8,605	9,943,962
Marriott Vacations Worldwide Corp.,
1.50%, 9/15/22	3,230	3,082,826

		13,026,788

Equity Real Estate Investment Trusts (REITs)—0.4%
Apollo Commercial Real Estate Finance, Inc.,
5.375%, 10/15/23	4,850	4,754,586
Extra Space Storage L.P. (a)(b),
3.125%, 10/1/35	7,020	8,081,390

	Principal Amount (000s)	Value*

Spirit Realty Capital, Inc.,
3.75%, 5/15/21	$1,200	$1,200,787
Two Harbors Investment Corp.,
6.25%, 1/15/22	3,000	3,037,211

		17,073,974

Healthcare-Products—0.8%
CONMED Corp. (a)(b),
2.625%, 2/1/24	1,935	2,151,754
Insulet Corp. (a)(b),
1.375%, 11/15/24	7,815	9,431,728
NuVasive, Inc.,
2.25%, 3/15/21	8,065	8,999,857
Wright Medical Group, Inc. (a)(b),
1.625%, 6/15/23	10,863	12,186,928

		32,770,267

Healthcare-Services—0.4%
Anthem, Inc.,
2.75%, 10/15/42	1,985	7,886,823
Molina Healthcare, Inc.,
1.125%, 1/15/20	1,565	5,390,223
Teladoc Health, Inc. (a)(b),
1.375%, 5/15/25	4,700	6,075,591

		19,352,637

Insurance—0.2%
AXA S.A. (a)(b),
7.25%, 5/15/21	8,235	8,277,121

Internet—3.7%
Boingo Wireless, Inc. (a)(b),
1.00%, 10/1/23	2,460	2,216,643
Booking Holdings, Inc.,
0.35%, 6/15/20	3,825	5,182,183
0.90%, 9/15/21	12,035	13,314,320
Ctrip.com International Ltd.,
1.00%, 7/1/20	2,000	2,038,750
1.25%, 9/15/22	10,635	10,815,593
Etsy, Inc.,
zero coupon, 3/1/23	1,950	3,770,636
FireEye, Inc.,
0.875%, 6/1/24 (a)(b)	7,485	7,669,006
1.625%, 6/1/35, Ser. B	4,650	4,361,613
IAC FinanceCo., Inc. (a)(b),
0.875%, 10/1/22	6,690	9,836,265
Liberty Expedia Holdings, Inc. (a)(b),
1.00%, 6/30/47	5,580	5,449,510
MercadoLibre, Inc. (a)(b),
2.00%, 8/15/28	7,320	9,859,125
Okta, Inc.,
0.25%, 2/15/23	4,360	7,893,780
Palo Alto Networks, Inc. (a)(b),
0.75%, 7/1/23	17,135	19,058,220
RingCentral, Inc.,
zero coupon, 3/15/23	4,045	5,785,521

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*

Twitter, Inc.,
0.25%, 6/15/24 (a)(b)	$11,865	$11,009,303
1.00%, 9/15/21	9,690	9,142,139
Wayfair, Inc. (a)(b),
1.125%, 11/1/24	1,690	2,458,492
Weibo Corp. (a)(b),
1.25%, 11/15/22	6,415	5,953,761
Wix.com Ltd. (a)(b),
zero coupon, 7/1/23	5,845	6,436,783
Zendesk, Inc.,
0.25%, 3/15/23	6,505	9,505,571
Zillow Group, Inc.,
1.50%, 7/1/23	4,865	4,455,293
2.00%, 12/1/21	4,020	4,121,169

		160,333,676

Investment Companies—0.1%
Prospect Capital Corp.,
6.375%, 3/1/25	5,000	4,937,500

Lodging—0.4%
Caesars Entertainment Corp.,
5.00%, 10/1/24	11,220	15,975,598

Machinery-Diversified—0.1%
Chart Industries, Inc. (a)(b),
1.00%, 11/15/24	2,800	4,569,020

Media—1.3%
DISH Network Corp.,
2.375%, 3/15/24	13,010	10,780,362
3.375%, 8/15/26	12,755	10,867,261
Liberty Interactive LLC (a)(b),
1.75%, 9/30/46	8,700	10,035,051
Liberty Media Corp.,
1.00%, 1/30/23	5,425	6,089,465
1.375%, 10/15/23	7,875	8,846,775
2.125%, 3/31/48 (a)(b)	7,620	7,353,300
2.25%, 9/30/46	2,580	1,330,248

		55,302,462

Oil, Gas & Consumable Fuels—1.2%
Bristow Group, Inc.,
4.50%, 6/1/23	1,625	343,174
Chesapeake Energy Corp.,
5.50%, 9/15/26	14,705	13,662,330
Ensco Jersey Finance Ltd.,
3.00%, 1/31/24	9,210	7,126,783
Helix Energy Solutions Group, Inc.,
4.25%, 5/1/22	2,510	2,488,723
Nabors Industries, Inc.,
0.75%, 1/15/24	8,145	5,829,554
Oasis Petroleum, Inc.,
2.625%, 9/15/23	7,990	7,479,692
Oil States International, Inc. (a)(b),
1.50%, 2/15/23	2,450	2,137,951
Transocean, Inc.,
0.50%, 1/30/23	6,750	7,560,909

	Principal Amount (000s)	Value*

Weatherford International Ltd.,
5.875%, 7/1/21	$6,780	$5,508,584

		52,137,700

Pharmaceuticals—1.9%
Clovis Oncology, Inc.,
1.25%, 5/1/25	4,440	3,476,293
2.50%, 9/15/21	4,020	3,755,115
Dermira, Inc.,
3.00%, 5/15/22	3,065	2,720,947
DexCom, Inc.,
0.75%, 5/15/22	460	618,658
0.75%, 12/1/23 (a)(b)	12,360	12,761,561
Flexion Therapeutics, Inc.,
3.375%, 5/1/24	2,670	2,342,925
Herbalife Nutrition Ltd.,
2.625%, 3/15/24	9,010	9,542,796
Horizon Pharma Investment Ltd.,
2.50%, 3/15/22	1,855	2,116,243
Jazz Investments I Ltd.,
1.50%, 8/15/24	6,195	6,085,027
1.875%, 8/15/21	9,950	10,110,177
Neurocrine Biosciences, Inc.,
2.25%, 5/15/24	6,250	8,461,649
Pacira Pharmaceuticals, Inc.,
2.375%, 4/1/22	4,420	4,362,523
Supernus Pharmaceuticals, Inc. (a)(b),
0.625%, 4/1/23	5,605	5,455,677
Teva Pharmaceutical Finance Co. LLC, Ser. C,
0.25%, 2/1/26	7,285	6,752,626
Tilray, Inc. (a)(b),
5.00%, 10/1/23	2,975	2,498,962

		81,061,179

Pipelines—0.2%
Cheniere Energy, Inc.,
4.25%, 3/15/45	12,605	9,918,559

Retail—0.2%
RH (a)(b),
zero coupon, 6/15/23	9,335	7,986,759

Semiconductors—3.3%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	3,505	11,460,330
Brocade Communications Systems, Inc.,
1.375%, 1/1/20	4,450	4,438,875
Cree, Inc. (a)(b),
0.875%, 9/1/23	6,495	7,458,623
Cypress Semiconductor Corp.,
2.00%, 2/1/23	7,285	7,487,473
Inphi Corp.,
0.75%, 9/1/21	5,535	5,800,535
1.125%, 12/1/20	3,510	4,318,370
Intel Corp.,
3.25%, 8/1/39	4,280	11,248,268

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*

Microchip Technology, Inc.,
1.625%, 2/15/27	$29,295	$32,233,288
2.25%, 2/15/37	1,885	2,081,794
Micron Technology, Inc., Ser. F,
2.125%, 2/15/33	760	2,875,384
Novellus Systems, Inc.,
2.625%, 5/15/41	1,905	10,534,925
NXP Semiconductors NV,
1.00%, 12/1/19	10,620	10,901,838
ON Semiconductor Corp.,
1.625%, 10/15/23	11,010	13,579,235
Synaptics, Inc.,
0.50%, 6/15/22	7,195	6,657,289
Teradyne, Inc.,
1.25%, 12/15/23	4,275	5,984,176
Veeco Instruments, Inc.,
2.70%, 1/15/23	6,560	5,628,346

		142,688,749

Software—3.6%
Akamai Technologies, Inc. (a)(b),
0.125%, 5/1/25	7,930	7,923,220
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	6,585	6,473,713
Atlassian, Inc. (a)(b),
0.625%, 5/1/23	8,515	12,731,768
Avaya Holdings Corp. (a)(b),
2.25%, 6/15/23	4,890	4,515,771
DocuSign, Inc. (a)(b),
0.50%, 9/15/23	11,450	11,793,343
Envestnet, Inc. (a)(b),
1.75%, 6/1/23	4,790	5,520,065
Evolent Health, Inc.,
1.50%, 10/15/25 (a)(b)	3,470	2,761,660
2.00%, 12/1/21	1,400	1,356,905
Guidewire Software, Inc.,
1.25%, 3/15/25	5,245	5,722,235
LivePerson, Inc. (a)(b),
0.75%, 3/1/24	1,090	1,126,842
Momo, Inc. (a)(b),
1.25%, 7/1/25	3,470	3,359,743
MongoDB, Inc. (a)(b),
0.75%, 6/15/24	2,785	6,157,869
New Relic, Inc. (a)(b),
0.50%, 5/1/23	6,605	7,439,762
Nuance Communications, Inc.,
1.00%, 12/15/35	5,560	5,214,482
1.25%, 4/1/25	4,415	4,390,409
Pluralsight, Inc. (a)(b),
0.375%, 3/1/24	4,665	5,001,990
RealPage, Inc.,
1.50%, 11/15/22	4,700	7,253,371
ServiceNow, Inc.,
zero coupon, 6/1/22	7,340	13,615,653

	Principal Amount (000s)	Value*

Splunk, Inc. (a)(b),
0.50%, 9/15/23	$7,880	$8,531,743
1.125%, 9/15/25	8,835	9,710,035
Twilio, Inc. (a)(b),
0.25%, 6/1/23	4,975	9,490,136
Workday, Inc.,
0.25%, 10/1/22	11,295	16,003,617

		156,094,332

Telecommunications—0.8%
CalAmp Corp. (a)(b),
2.00%, 8/1/25	2,330	1,829,239
Finisar Corp.,
0.50%, 12/15/36	13,830	13,599,452
GCI Liberty, Inc. (a)(b),
1.75%, 9/30/46	1,000	1,097,155
GDS Holdings Ltd. (a)(b),
2.00%, 6/1/25	2,750	2,665,230
Infinera Corp.,
2.125%, 9/1/24	4,090	3,240,261
Viavi Solutions, Inc.,
1.00%, 3/1/24	2,300	2,597,777
1.75%, 6/1/23 (a)(b)	10,078	11,166,915

		36,196,029

Transportation—0.5%
Atlas Air Worldwide Holdings, Inc.,
1.875%, 6/1/24	1,400	1,508,160
2.25%, 6/1/22	5,195	5,470,419
Echo Global Logistics, Inc.,
2.50%, 5/1/20	3,345	3,333,333
Greenbrier Cos., Inc.,
2.875%, 2/1/24	2,265	2,179,772
Hornbeck Offshore Services, Inc.,
1.50%, 9/1/19	4,860	4,422,600
Scorpio Tankers, Inc.,
3.00%, 5/15/22	4,440	3,935,172
Teekay Corp. (a)(b),
5.00%, 1/15/23	1,625	1,209,771

		22,059,227

Total Convertible Bonds & Notes (cost—$1,174,374,014)		1,139,252,531

	Shares

CONVERTIBLE PREFERRED STOCK—4.3%

Banks—0.9%
Bank of America Corp., Ser. L (e), 7.25%	9,840	12,810,401
Wells Fargo & Co., Ser. L (e), 7.50%	21,405	27,662,752

		40,473,153

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Chemicals—0.3%
International Flavors & Fragrances, Inc.,

6.00%, 9/15/21	227,775	$11,375,084

Computers—0.2%
NCR Corp., Ser. A, PIK 5.50% (e), 5.50%	9,002	9,849,116

Diversified Financial Services—0.1%
AMG Capital Trust II,
5.15%, 10/15/37	72,690	3,707,174

Electric Utilities—0.8%
CenterPoint Energy, Inc., Ser. B,
7.00%, 9/1/21	89,410	4,724,424
Dominion Energy, Inc., Ser. A,
6.75%, 8/15/19	148,370	7,406,631
NextEra Energy, Inc.,
6.123%, 9/1/19	200,570	12,407,260
Sempra Energy, Ser. A,
6.00%, 1/15/21	113,785	12,027,075

		36,565,390

Electronic Equipment, Instruments & Components—0.2%
Belden, Inc.,
6.75%, 7/15/19	94,470	6,845,296

Electronics—0.3%
Fortive Corp., Ser. A,
5.00%, 7/1/21	13,665	14,400,713

Equity Real Estate Investment Trusts (REITs)—0.4%
Crown Castle International Corp., Ser. A,
6.875%, 8/1/20	12,755	15,105,109

Hand/Machine Tools—0.2%
Stanley Black & Decker, Inc.,
5.375%, 5/15/20	96,315	9,427,913

Healthcare-Products—0.6%
Becton Dickinson and Co., Ser. A,
6.125%, 5/1/20	351,785	21,890,196
Danaher Corp., Ser. A,
4.75%, 4/15/22	3,675	3,869,738

		25,759,934

Insurance—0.2%
Assurant, Inc., Ser. D,
6.50%, 3/15/21	71,455	7,408,454

Investment Companies—0.1%
Mandatory Exchangeable Trust (a)(b),
5.75%, 6/1/19	24,765	5,040,544

Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd.,
6.00%, 5/1/21	53,040	1,441,627

Total Convertible Preferred Stock (cost—$191,037,514)		187,399,507

	Shares	Value*

PREFERRED STOCK (a)(d)(f)(l)—0.4%

Media—0.4%
LiveStyle, Inc., Ser. A	7,960	$1,082,958
LiveStyle, Inc., Ser. B (k)	171,344	17,134,400
LiveStyle, Inc., Ser. B (k)	8,000	80

Total Preferred Stock (cost—$25,578,848)		18,217,438

EQUITY-LINKED SECURITY (d)(f)(k)—0.0%

Coal—0.0%
Arch Coal, Inc., expires 10/5/23 (cost—$0)	4,002	187,654

	Units

WARRANTS (d)(f)(k)—0.0%

Media—0.0%
LiveStyle, Inc., expires 11/30/21, Ser. C (a)(l)	43,500	4

Semiconductors—0.0%
GT Advanced Technologies, Inc., expires 10/1/17 (c)	2,860,000	— †

Total Warrants (cost—$0)		4

	Principal Amount (000s)

Repurchase Agreements—5.1%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $220,918,205; collateralized by U.S. Treasury Notes, 2.375%, due 3/15/22, valued at $225,330,752 including accrued interest (cost—$220,909,000)	$220,909	220,909,000

Total Investments, before options written (cost—$4,775,518,595)—100.3%		4,338,932,221

Total Options Written—(0.0)% (premiums received—$1,046,316) (k)(m)(n)		(815,588)

Total Investments, net of options written (cost—$4,774,472,279)—100.3%		4,338,116,633

Other liabilities in excess of other assets-(0.3)%		$(15,030,021)

Net Assets-100.0%		$4,323,086,612

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,127,105,651, representing 26.1% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,108,299,681, representing 25.6% of net assets.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $26,523,988, representing 0.6% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Affiliated security.
(i)	Restricted. The aggregate cost of such securities is $36,420,849. The aggregate value is $14,539,186, representing 0.3% of net assets.
(j)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on March 31, 2019.
(k)	Non-income producing.
(l)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.4% of net assets.
(m)	Exchange traded-Chicago Board Options Exchange.
(n)	Exchange traded option contracts outstanding at March 31, 2019:

Options written contracts outstanding at March 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
3M Co.	217.50 USD	4/18/19	(190)	$(19,000)	$(5,985)	$(11,673)	$5,688
Adobe, Inc.	280.00 USD	4/18/19	(535)	(53,500)	(51,895)	(44,472)	(7,423)
Alibaba Group Holding Ltd.	205.00 USD	4/18/19	(575)	(57,500)	(4,025)	(56,582)	52,557
Boeing Co.	415.00 USD	4/18/19	(395)	(39,500)	(28,243)	(21,214)	(7,029)
Boston Scientific Corp.	41.00 USD	4/18/19	(1,365)	(136,500)	(19,792)	(23,553)	3,761
Broadcom, Inc.	320.00 USD	4/18/19	(218)	(21,800)	(17,985)	(23,318)	5,333
Costco Wholesale Corp.	250.00 USD	4/18/19	(535)	(53,500)	(39,590)	(13,592)	(25,998)
Deere & Co.	180.00 USD	4/18/19	(670)	(67,000)	(4,355)	(53,771)	49,416
Facebook, Inc.	195.00 USD	5/17/19	(485)	(48,500)	(32,010)	(33,074)	1,064
Honeywell International, Inc.	162.50 USD	4/18/19	(230)	(23,000)	(26,910)	(19,185)	(7,725)
Intel Corp.	57.50 USD	4/18/19	(1,755)	(175,500)	(9,652)	(49,289)	39,637
Intuit, Inc.	270.00 USD	4/18/19	(325)	(32,500)	(50,375)	(24,503)	(25,872)
Intuitive Surgical, Inc.	600.00 USD	4/18/19	(210)	(21,000)	(53,025)	(39,386)	(13,639)
McDonald’s Corp.	195.00 USD	4/18/19	(670)	(67,000)	(42,545)	(35,507)	(7,038)
Netflix, Inc.	430.00 USD	4/18/19	(418)	(41,800)	(34,276)	(111,695)	77,419
NIKE, Inc.	95.00 USD	4/18/19	(1,225)	(122,500)	(612)	(43,229)	42,617
PayPal Holdings, Inc.	110.00 USD	4/18/19	(1,050)	(105,000)	(23,100)	(27,894)	4,794
PepsiCo., Inc.	127.00 USD	4/18/19	(720)	(72,000)	(20,880)	(17,428)	(3,452)
Progressive Corp.	77.50 USD	4/18/19	(965)	(96,500)	(9,650)	(43,536)	33,886
Salesforce.com, Inc.	185.00 USD	4/18/19	(912)	(91,200)	(912)	(90,246)	89,334
ServiceNow, Inc.	265.00 USD	4/18/19	(355)	(35,500)	(24,850)	(38,437)	13,587
Starbucks Corp.	77.50 USD	4/18/19	(1,260)	(126,000)	(21,420)	(16,589)	(4,831)
Target Corp.	82.50 USD	4/18/19	(130)	(13,000)	(7,150)	(4,577)	(2,573)
Union Pacific Corp.	180.00 USD	4/18/19	(710)	(71,000)	(9,940)	(51,507)	41,567
Vertex Pharmaceuticals, Inc.	210.00 USD	4/18/19	(300)	(30,000)	(12,000)	(31,339)	19,339
Visa, Inc.	155.00 USD	4/18/19	(715)	(71,500)	(227,013)	(43,362)	(183,651)
Walt Disney Co.	120.00 USD	4/18/19	(955)	(95,500)	(23,398)	(60,848)	37,450
Workday, Inc.	210.00 USD	4/18/19	(280)	(28,000)	(14,000)	(16,510)	2,510

Total options written contracts					$(815,588)	$(1,046,316)	$230,728

Schedule of Investments

AllianzGI Income & Growth Fund

March 31, 2019 (unaudited) (continued)

Glossary:

ADR—American Depositary Receipt

FRN—Floating Rate Note

LIBOR—London Inter-Bank Offered Rate

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—100.1%

Aerospace & Defense—2.3%
HEICO Corp., Class A	45,740	$3,844,904
L3 Technologies, Inc.	13,848	2,857,812

		6,702,716

Air Freight & Logistics—1.5%
XPO Logistics, Inc. (a)	82,284	4,421,942

Banks—1.0%
First Republic Bank	30,214	3,035,298

Beverages—1.8%
Monster Beverage Corp. (a)	100,191	5,468,425

Biotechnology—3.6%
BioMarin Pharmaceutical, Inc. (a)	14,055	1,248,506
Exact Sciences Corp. (a)	53,925	4,670,983
Heron Therapeutics, Inc. (a)	96,088	2,348,391
Sage Therapeutics, Inc. (a)	15,770	2,508,218

		10,776,098

Capital Markets—1.8%
E*TRADE Financial Corp.	112,947	5,244,129

Chemicals—1.9%
FMC Corp.	74,800	5,746,136

Commercial Services & Supplies—4.1%
Clean Harbors, Inc. (a)	78,895	5,643,359
Waste Connections, Inc.	72,662	6,437,127

		12,080,486

Containers & Packaging—1.3%
Crown Holdings, Inc. (a)	69,635	3,799,982

Electrical Equipment—1.9%
AMETEK, Inc.	68,802	5,708,502

Electronic Equipment, Instruments & Components—4.4%
Cognex Corp.	65,191	3,315,614
Keysight Technologies, Inc. (a)	41,900	3,653,680
TE Connectivity Ltd.	34,681	2,800,491
Trimble, Inc. (a)	84,472	3,412,669

		13,182,454

Entertainment—4.7%
Take-Two Interactive Software, Inc. (a)	81,140	7,657,182
World Wrestling Entertainment, Inc., Class A	17,410	1,510,840
Zynga, Inc., Class A (a)	929,376	4,953,574

		14,121,596

Food Products—0.8%
Freshpet, Inc. (a)	58,015	2,453,454

	Shares	Value*

Healthcare Equipment & Supplies—11.4%
Cooper Cos., Inc.	12,120	$3,589,580
DexCom, Inc. (a)	56,837	6,769,287
Edwards Lifesciences Corp. (a)	48,538	9,286,776
Globus Medical, Inc., Class A (a)	54,637	2,699,614
Haemonetics Corp. (a)	40,258	3,521,770
IDEXX Laboratories, Inc. (a)	29,285	6,548,126
Novocure Ltd. (a)	31,311	1,508,251

		33,923,404

Healthcare Providers & Services—1.3%
WellCare Health Plans, Inc. (a)	13,865	3,740,084

Hotels, Restaurants & Leisure—3.4%
Chipotle Mexican Grill, Inc. (a)	7,925	5,629,207
Royal Caribbean Cruises Ltd.	40,038	4,589,155

		10,218,362

Insurance—1.4%
Arthur J Gallagher & Co.	54,630	4,266,603

Internet & Direct Marketing Retail—0.5%
Etsy, Inc. (a)	21,380	1,437,164

IT Services—10.4%
EPAM Systems, Inc. (a)	46,473	7,859,979
Twilio, Inc., Class A (a)	38,585	4,984,410
WEX, Inc. (a)	32,258	6,193,213
Wix.com Ltd. (a)	30,824	3,724,464
Worldpay, Inc., Class A (a)	71,230	8,084,605

		30,846,671

Life Sciences Tools & Services—3.1%
Agilent Technologies, Inc.	73,794	5,931,562
Bruker Corp.	87,251	3,353,928

		9,285,490

Multi-Line Retail—1.9%
Dollar Tree, Inc. (a)	54,267	5,700,206

Oil, Gas & Consumable Fuels—1.5%
Parsley Energy, Inc., Class A (a)	118,638	2,289,714
PBF Energy, Inc., Class A	68,665	2,138,228

		4,427,942

Pharmaceuticals—1.7%
Catalent, Inc. (a)	122,242	4,961,803

Professional Services—3.6%
Equifax, Inc.	30,298	3,590,313
Verisk Analytics, Inc.	53,578	7,125,874

		10,716,187

Real Estate Management & Development—1.3%
CBRE Group, Inc., Class A (a)	78,346	3,874,210

Schedule of Investments

AllianzGI Mid-Cap Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Semiconductors & Semiconductor Equipment—7.3%
Advanced Micro Devices, Inc. (a)	224,635	$5,732,685
Cree, Inc. (a)	20,470	1,171,293
Entegris, Inc.	71,711	2,559,366
Monolithic Power Systems, Inc.	26,154	3,543,605
Xilinx, Inc.	69,125	8,764,359

		21,771,308

Software—10.1%
Ceridian HCM Holding, Inc. (a)	75,385	3,867,251
Nutanix, Inc., Class A (a)	60,700	2,290,818
PTC, Inc. (a)	57,039	5,257,855
Splunk, Inc. (a)	47,019	5,858,567
Trade Desk, Inc., Class A (a)	21,313	4,218,908
Workday, Inc., Class A (a)	44,524	8,586,454

		30,079,853

Specialty Retail—4.7%
Burlington Stores, Inc. (a)	22,495	3,524,517
Floor & Decor Holdings, Inc., Class A (a)	133,410	5,499,160
Ulta Salon Cosmetics & Fragrance, Inc. (a)	14,569	5,080,647

		14,104,324

Textiles, Apparel & Luxury Goods—4.1%
Lululemon Athletica, Inc. (a)	40,310	6,605,600
VF Corp.	65,505	5,693,039

		12,298,639

Trading Companies & Distributors—1.3%
United Rentals, Inc. (a)	33,609	3,839,828

Total Investments (cost—$242,921,740)—100.1%		298,233,296

Liabilities in excess of other assets—(0.1)%		(300,953)

Net Assets—100.0%		$297,932,343

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—97.9%

Aerospace & Defense—3.1%
Lockheed Martin Corp.	96,665	$29,014,966
United Technologies Corp.	115,145	14,841,039

		43,856,005

Automobiles—1.9%
General Motors Co.	752,475	27,916,823

Banks—13.1%
Bank of America Corp.	986,610	27,220,570
Citigroup, Inc.	445,570	27,723,365
Citizens Financial Group, Inc.	806,435	26,209,138
Comerica, Inc.	340,900	24,994,788
JPMorgan Chase & Co.	539,840	54,648,003
U.S. Bancorp	569,915	27,464,204

		188,260,068

Biotechnology—1.9%
Amgen, Inc.	141,283	26,840,944

Capital Markets—1.9%
Morgan Stanley	661,145	27,900,319

Chemicals—1.0%
Celanese Corp.	145,300	14,328,033

Communications Equipment—2.0%
Cisco Systems, Inc.	536,770	28,980,212

Containers & Packaging—1.0%
International Paper Co.	317,575	14,694,195

Diversified Telecommunication Services—4.1%
AT&T, Inc.	929,363	29,144,824
Verizon Communications, Inc.	493,950	29,207,263

		58,352,087

Electric Utilities—2.0%
Exelon Corp.	567,658	28,456,696

Electrical Equipment—2.0%
Eaton Corp. PLC	354,210	28,535,158

Entertainment—2.0%
Walt Disney Co.	255,384	28,355,286

Equity Real Estate Investment Trusts (REITs)—2.0%
Host Hotels & Resorts, Inc.	1,484,057	28,048,677

Food & Staples Retailing—2.0%
Walmart, Inc.	296,750	28,942,028

	Shares	Value*

Food Products—3.8%
Conagra Brands, Inc.	945,747	$26,235,022
Mondelez International, Inc., Class A	578,600	28,883,712

		55,118,734

Healthcare Equipment & Supplies—2.0%
Medtronic PLC	314,270	28,623,712

Healthcare Providers & Services—3.1%
Anthem, Inc.	50,485	14,488,185
Quest Diagnostics, Inc.	328,460	29,535,123

		44,023,308

Industrial Conglomerates—3.0%
General Electric Co.	1,418,400	14,169,816
Honeywell International, Inc.	179,970	28,600,832

		42,770,648

Insurance—5.9%
Allstate Corp.	303,475	28,581,276
MetLife, Inc.	643,165	27,379,534
Reinsurance Group of America, Inc.	202,425	28,740,301

		84,701,111

Media—2.0%
Comcast Corp., Class A	711,800	28,457,764

Multi-Line Retail—2.0%
Target Corp.	352,514	28,292,774

Multi-Utilities—2.0%
Public Service Enterprise Group, Inc.	492,830	29,279,030

Oil, Gas & Consumable Fuels—12.0%
ConocoPhillips	421,065	28,101,878
Occidental Petroleum Corp.	432,400	28,624,880
Royal Dutch Shell PLC, Class A ADR	687,595	43,036,571
Total S.A. ADR	509,200	28,336,980
TransCanada Corp.	346,800	15,585,192
Valero Energy Corp.	330,500	28,036,315

		171,721,816

Pharmaceuticals—8.0%
Johnson & Johnson	206,080	28,807,923
Merck & Co., Inc.	347,049	28,864,065
Pfizer, Inc.	674,685	28,653,872
Roche Holding AG ADR	836,700	28,774,113

		115,099,973

Road & Rail—2.0%
Kansas City Southern	245,850	28,513,683

Semiconductors & Semiconductor Equipment—5.1%
Broadcom, Inc.	96,900	29,138,799

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Intel Corp.	529,644	$28,441,883
KLA-Tencor Corp.	133,862	15,984,461

		73,565,143

Software—2.0%
Oracle Corp.	533,769	28,668,733

Specialty Retail—1.0%
Foot Locker, Inc.	242,800	14,713,680

Technology Hardware, Storage & Peripherals—2.0%
Apple, Inc.	151,540	28,785,023

Tobacco—2.0%
Philip Morris International, Inc.	320,000	28,284,800

Total Common Stock (cost—$1,270,029,997)		1,404,086,463

	Principal Amount (000s)

Repurchase Agreements—1.7%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $24,278,012; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/22, valued at $24,765,886 including accrued interest (cost—$24,277,000)	$24,277	24,277,000

Total Investments (cost—$1,294,306,997)—99.6%		1,428,363,463

Other assets less liabilities—0.4%		5,150,706

Net Assets—100.0%		$1,433,514,169

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—99.5%

Australia—2.1%
Macquarie Group Ltd.	41,831	$3,852,467

Canada—12.4%
Bank of Montreal	24,700	1,848,054
Canadian Pacific Railway Ltd.	16,841	3,469,751
Enerplus Corp.	188,500	1,585,285
Magna International, Inc.	68,040	3,312,868
Manulife Financial Corp.	106,368	1,798,683
Methanex Corp.	30,519	1,735,310
Toronto-Dominion Bank	97,440	5,293,915
TransCanada Corp.	81,760	3,674,295

		22,718,161

China—9.4%
Anhui Conch Cement Co., Ltd., Class H	651,500	3,986,466
China Construction Bank Corp., Class H	2,207,100	1,894,505
China Railway Signal & Communication Corp., Ltd., Class H (a)	4,518,000	3,578,424
China Shenhua Energy Co., Ltd., Class H	798,500	1,822,330
Kweichow Moutai Co., Ltd., Class A	15,618	1,980,845
Longfor Group Holdings Ltd.	567,500	2,001,644
Ping An Insurance Group Co of China Ltd., Class A	171,317	1,962,670

		17,226,884

France—6.1%
Capgemini SE	30,027	3,643,532
Danone S.A.	45,233	3,482,983
Euronext NV (a)	32,099	2,036,478
Kering S.A.	3,407	1,954,263

		11,117,256

Germany—4.0%
BASF SE	25,927	1,912,034
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,572	3,690,477
SAP SE	14,755	1,705,745

		7,308,256

Hong Kong—6.8%
AIA Group Ltd.	175,400	1,753,960
BOC Hong Kong Holdings Ltd.	407,100	1,689,434
CK Hutchison Holdings Ltd.	337,500	3,548,931
CLP Holdings Ltd.	159,000	1,844,175
Sands China Ltd.	370,800	1,866,217
Xinyi Glass Holdings Ltd.	1,520,000	1,745,419

		12,448,136

India—0.8%
Reliance Industries Ltd. GDR (a)	34,420	1,380,242

	Shares	Value*

Ireland—1.7%
Smurfit Kappa Group PLC	111,024	$3,102,994

Israel—2.0%
Bank Hapoalim BM	545,821	3,627,354

Italy—1.1%
Terna Rete Elettrica Nazionale SpA	306,484	1,945,197

Japan—14.7%
Asahi Group Holdings Ltd.	46,400	2,071,224
Astellas Pharma, Inc.	109,400	1,643,820
Hitachi Ltd.	55,140	1,791,533
Hoya Corp.	26,400	1,748,663
Japan Exchange Group, Inc.	209,500	3,739,354
Mitsubishi Corp.	133,800	3,725,154
Shionogi & Co., Ltd.	61,200	3,799,390
Sony Corp.	123,900	5,231,204
Tokio Marine Holdings, Inc.	66,700	3,231,394

		26,981,736

Korea (Republic of)—1.9%
Samsung Electronics Co., Ltd.	88,092	3,474,607

Mexico—1.0%
Grupo Aeroportuario del Pacifico S.A.B de C.V., Class B	206,900	1,834,255

Netherlands—5.0%
Coca-Cola European Partners PLC	65,782	3,403,561
ING Groep NV	141,996	1,720,607
Unilever NV	67,830	3,954,584

		9,078,752

Peru—1.0%
Southern Copper Corp.	46,768	1,855,754

Russian Federation—1.0%
Lukoil PJSC ADR	20,270	1,812,341

Singapore—1.9%
DBS Group Holdings Ltd.	185,800	3,468,304

South Africa—0.9%
Naspers Ltd., Class N	7,459	1,738,257

Sweden—1.0%
Sandvik AB	116,679	1,897,680

Switzerland—4.2%
ABB Ltd.	192,668	3,621,080
Roche Holding AG	14,563	4,012,905

		7,633,985

Taiwan—2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	89,730	3,675,341

Schedule of Investments

AllianzGI NFJ International Value Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

United Kingdom—16.6%
3i Group PLC	148,828	$1,908,480
BAE Systems PLC ADR	133,068	3,400,553
Carnival PLC	63,524	3,139,846
Compass Group PLC	87,307	2,054,193
GlaxoSmithKline PLC	185,266	3,849,046
Imperial Brands PLC	107,411	3,674,226
Legal & General Group PLC	939,339	3,370,933
Rio Tinto PLC	33,567	1,951,015
Royal Dutch Shell PLC, Class A ADR	112,540	7,043,879

		30,392,171

United States—1.9%
Broadcom, Inc.	5,800	1,744,118
Constellation Brands, Inc., Class A	10,301	1,806,074

		3,550,192

Total Common Stock (cost—$172,765,947)		182,120,322

	Principal Amount (000s)

Repurchase Agreements—0.3%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $489,020; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/22—6/30/22, valued at $500,885 including accrued interest (cost—$489,000)	$489	489,000

Total Investments (cost—$173,254,947) (b)—99.8%		182,609,322

Other assets less liabilities—0.2%		360,132

Net Assets—100.0%		$182,969,454

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $6,995,144, representing 3.8% of net assets.

(b)	Securities with an aggregate value of $131,446,043, representing 71.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	10.7%
Oil, Gas & Consumable Fuels	9.5%
Insurance	8.6%
Pharmaceuticals	7.3%
Capital Markets	6.3%
Beverages	5.1%
Hotels, Restaurants & Leisure	3.8%
Semiconductors & Semiconductor Equipment	3.0%
Electronic Equipment, Instruments & Components	2.9%
Household Durables	2.9%
Auto Components	2.8%
Construction Materials	2.2%
Personal Products	2.2%
Metals & Mining	2.1%
Electric Utilities	2.1%
Trading Companies & Distributors	2.0%
Tobacco	2.0%
Chemicals	2.0%
IT Services	2.0%
Electrical Equipment	2.0%
Industrial Conglomerates	1.9%
Food Products	1.9%
Technology Hardware, Storage & Peripherals	1.9%
Road & Rail	1.9%
Aerospace & Defense	1.8%
Containers & Packaging	1.7%
Real Estate Management & Development	1.1%
Textiles, Apparel & Luxury Goods	1.1%
Machinery	1.0%
Transportation Infrastructure	1.0%
Healthcare Equipment & Supplies	0.9%
Internet & Direct Marketing Retail	0.9%
Software	0.9%
Repurchase Agreements	0.3%
Other assets less liabilities	0.2%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—98.9%

Aerospace & Defense—2.0%
Lockheed Martin Corp.	10,800	$3,241,728
United Technologies Corp.	27,566	3,552,982

		6,794,710

Banks—13.3%
Bank of America Corp.	363,800	10,037,242
Citigroup, Inc.	109,900	6,837,978
Citizens Financial Group, Inc.	103,465	3,362,612
Comerica, Inc.	85,540	6,271,793
JPMorgan Chase & Co.	128,800	13,038,424
U.S. Bancorp	136,100	6,558,659

		46,106,708

Beverages—1.1%
PepsiCo, Inc.	30,700	3,762,285

Biotechnology—0.9%
Amgen, Inc.	15,649	2,972,997

Capital Markets—2.6%
Morgan Stanley	152,400	6,431,280
T Rowe Price Group, Inc.	25,242	2,527,229

		8,958,509

Chemicals—2.2%
Air Products & Chemicals, Inc.	21,122	4,033,457
Celanese Corp.	34,700	3,421,767

		7,455,224

Communications Equipment—2.3%
Cisco Systems, Inc.	145,400	7,850,146

Consumer Finance—2.1%
American Express Co.	33,948	3,710,516
Discover Financial Services	49,000	3,486,840

		7,197,356

Containers & Packaging—1.0%
Packaging Corp. of America	35,326	3,510,698

Diversified Telecommunication Services—3.0%
AT&T, Inc.	108,948	3,416,609
Verizon Communications, Inc.	117,771	6,963,799

		10,380,408

Electric Utilities—2.1%
Entergy Corp.	38,265	3,659,282
Exelon Corp.	68,992	3,458,569

		7,117,851

Electrical Equipment—1.0%
Eaton Corp. PLC	43,400	3,496,304

Entertainment—1.0%
Walt Disney Co.	31,600	3,508,548

	Shares	Value*

Equity Real Estate Investment Trusts (REITs)—2.0%
Host Hotels & Resorts, Inc.	262,120	$4,954,068
Omega Healthcare Investors, Inc.	48,838	1,863,170

		6,817,238

Food & Staples Retailing—2.0%
Sysco Corp.	53,500	3,571,660
Walmart, Inc.	34,400	3,355,032

		6,926,692

Food Products—2.0%
Conagra Brands, Inc.	113,800	3,156,812
Mondelez International, Inc., Class A	77,600	3,873,792

		7,030,604

Healthcare Equipment & Supplies—2.0%
Baxter International, Inc.	25,806	2,098,286
Medtronic PLC	53,600	4,881,888

		6,980,174

Healthcare Providers & Services—2.7%
Anthem, Inc.	12,100	3,472,458
HCA Healthcare, Inc.	21,000	2,737,980
Quest Diagnostics, Inc.	33,400	3,003,328

		9,213,766

Hotels, Restaurants & Leisure—0.9%
Royal Caribbean Cruises Ltd.	26,900	3,083,278

Household Products—1.1%
Procter & Gamble Co.	37,200	3,870,660

Industrial Conglomerates—3.0%
General Electric Co.	338,800	3,384,612
Honeywell International, Inc.	44,600	7,087,832

		10,472,444

Insurance—4.3%
Aflac, Inc.	82,800	4,140,000
Allstate Corp.	36,900	3,475,242
Progressive Corp.	53,811	3,879,235
Reinsurance Group of America, Inc.	24,600	3,492,708

		14,987,185

Leisure Equipment & Products—1.0%
Brunswick Corp.	66,100	3,326,813

Machinery—0.9%
Ingersoll-Rand PLC	27,600	2,979,420
Wabtec Corp.	852	62,809

		3,042,229

Media—2.2%
Comcast Corp., Class A	187,600	7,500,248

Metals & Mining—0.9%
Steel Dynamics, Inc.	92,200	3,251,894

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Multi-Line Retail—1.0%
Target Corp.	42,564	$3,416,187

Multi-Utilities—2.1%
Public Service Enterprise Group, Inc.	120,400	7,152,964

Oil, Gas & Consumable Fuels—13.2%
Chevron Corp.	41,900	5,161,242
ConocoPhillips	111,800	7,461,532
Equinor ASA ADR	286,100	6,285,617
Kinder Morgan, Inc.	180,722	3,616,247
Marathon Oil Corp.	260,825	4,358,386
Occidental Petroleum Corp.	101,100	6,692,820
Royal Dutch Shell PLC, Class A ADR	57,308	3,586,908
Total S.A. ADR	60,800	3,383,520
Valero Energy Corp.	61,428	5,210,937

		45,757,209

Pharmaceuticals—7.6%
Johnson & Johnson	37,800	5,284,062
Merck & Co., Inc.	88,659	7,373,769
Pfizer, Inc.	158,000	6,710,260
Roche Holding AG ADR	203,500	6,998,365

		26,366,456

Road & Rail—2.0%
Kansas City Southern	30,700	3,560,586
Union Pacific Corp.	19,100	3,193,520

		6,754,106

Semiconductors & Semiconductor Equipment—4.7%
Broadcom, Inc.	17,346	5,216,116
Intel Corp.	139,000	7,464,300
KLA-Tencor Corp.	29,717	3,548,507

		16,228,923

Software—3.0%
Microsoft Corp.	56,674	6,684,132
Oracle Corp.	68,500	3,679,135

		10,363,267

Specialty Retail—2.8%
Best Buy Co., Inc.	30,585	2,173,370
Foot Locker, Inc.	58,500	3,545,100
Lowe’s Cos., Inc.	36,900	4,039,443

		9,757,913

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	15,500	2,944,225

Tobacco—2.1%
Philip Morris International, Inc.	81,700	7,221,463

Total Common Stock (cost-$335,832,708)		341,577,682

	Principal Amount (000s)	Value*

Repurchase Agreements—1.1%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $3,959,165; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/22, valued at $4,038,348 including accrued interest (cost—$3,959,000)	$3,959	$3,959,000

Total Investments (cost—$339,791,708)—100.0%		345,536,682

Other assets less liabilities—0.0%		55,427

Net Assets—100.0%		$345,592,109

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—99.2%

Aerospace & Defense—3.8%
Harris Corp.	75,630	$12,078,867
Huntington Ingalls Industries, Inc.	59,140	12,253,808
Northrop Grumman Corp.	44,907	12,106,927
Raytheon Co.	69,754	12,700,809

		49,140,411

Air Freight & Logistics—1.0%
FedEx Corp.	71,290	12,932,719

Airlines—0.9%
Southwest Airlines Co.	210,420	10,922,902

Auto Components—1.6%
Gentex Corp.	627,126	12,968,966
Lear Corp.	59,460	8,069,316

		21,038,282

Banks—7.2%
BOK Financial Corp.	142,420	11,614,351
Chemical Financial Corp.	290,638	11,962,660
Citizens Financial Group, Inc.	344,150	11,184,875
Comerica, Inc.	154,650	11,338,938
Fifth Third Bancorp	463,380	11,686,444
KeyCorp	728,070	11,467,103
M&T Bank Corp.	74,667	11,724,212
Regions Financial Corp.	786,420	11,127,843

		92,106,426

Beverages—2.1%
Coca-Cola European Partners PLC	261,200	13,514,488
Constellation Brands, Inc., Class A	74,690	13,095,398

		26,609,886

Biotechnology—1.0%
Grifols S.A. ADR	651,983	13,111,378

Building Products—0.5%
Fortune Brands Home & Security, Inc.	143,004	6,808,420

Capital Markets—4.8%
Ameriprise Financial, Inc.	101,380	12,986,778
Cboe Global Markets, Inc.	134,381	12,825,323
Raymond James Financial, Inc.	155,840	12,531,094
State Street Corp.	185,330	12,196,567
TD Ameritrade Holding Corp.	226,495	11,322,485

		61,862,247

Chemicals—3.5%
Celanese Corp.	123,930	12,220,737
Eastman Chemical Co.	108,910	8,264,091
LyondellBasell Industries NV, Class A	138,300	11,628,264
Methanex Corp.	226,850	12,898,691

		45,011,783

	Shares	Value*

Commercial Services & Supplies—1.1%
KAR Auction Services, Inc.	265,840	$13,640,250

Communications Equipment—0.8%
Motorola Solutions, Inc.	71,870	10,091,985

Construction & Engineering—1.1%
EMCOR Group, Inc.	191,703	14,009,655

Consumer Finance—0.9%
Discover Financial Services	168,650	12,001,134

Containers & Packaging—1.5%
Greif, Inc., Class A	156,400	6,451,500
Packaging Corp. of America	128,100	12,730,578

		19,182,078

Distributors—0.8%
Genuine Parts Co.	87,510	9,803,745

Electric Utilities—3.2%
Edison International	103,300	6,396,336
Evergy, Inc.	225,358	13,082,032
Eversource Energy	145,280	10,307,616
Southern Co.	223,420	11,546,345

		41,332,329

Electrical Equipment—2.0%
AMETEK, Inc.	153,125	12,704,781
EnerSys	84,540	5,508,627
Hubbell, Inc.	61,999	7,314,642

		25,528,050

Electronic Equipment, Instruments & Components—1.0%
Amphenol Corp., Class A	135,890	12,833,452

Energy Equipment & Services—0.5%
Halliburton Co.	227,230	6,657,839

Equity Real Estate Investment Trusts (REITs)—9.1%
American Tower Corp.	—	—
Boston Properties, Inc.	96,813	12,961,324
CoreSite Realty Corp.	119,310	12,768,556
Equinix, Inc.	29,250	13,254,930
Extra Space Storage, Inc.	69,034	7,035,255
Lamar Advertising Co., Class A	151,690	12,022,949
Mid-America Apartment Communities, Inc.	118,700	12,977,471
National Health Investors, Inc.	162,440	12,759,662
Prologis, Inc.	171,810	12,361,730
Public Storage	31,200	6,794,736
Weyerhaeuser Co.	490,420	12,917,663

		115,854,276

Food Products—4.0%
Archer-Daniels-Midland Co.	280,400	12,093,652
Hershey Co.	127,070	14,591,448
Ingredion, Inc.	129,260	12,239,629
Kellogg Co.	221,749	12,723,958

		51,648,687

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Gas Utilities—2.0%
Southwest Gas Holdings, Inc.	153,825	$12,653,644
UGI Corp.	230,780	12,789,828

		25,443,472

Healthcare Equipment & Supplies—0.9%
STERIS PLC	88,690	11,354,981

Healthcare Providers & Services—3.9%
Encompass Health Corp.	209,100	12,211,440
Fresenius Medical Care AG & Co. KGaA ADR	166,260	6,738,518
Humana, Inc.	22,834	6,073,844
Quest Diagnostics, Inc.	145,771	13,107,728
Universal Health Services, Inc., Class B	92,610	12,388,440

		50,519,970

Hotels, Restaurants & Leisure—1.9%
Cedar Fair L.P.	240,300	12,644,586
Royal Caribbean Cruises Ltd.	106,450	12,201,299

		24,845,885

Household Durables—0.8%
DR Horton, Inc.	254,910	10,548,176

Insurance—7.4%
Allstate Corp.	136,340	12,840,501
American Financial Group, Inc.	131,660	12,667,009
Aon PLC	40,040	6,834,828
Everest Re Group Ltd.	58,640	12,663,894
Hartford Financial Services Group, Inc.	261,460	12,999,791
Lincoln National Corp.	197,790	11,610,273
Progressive Corp.	176,640	12,733,978
Prudential Financial, Inc.	132,570	12,180,532

		94,530,806

Internet & Direct Marketing Retail—0.9%
eBay, Inc.	314,778	11,690,855

IT Services—4.9%
Amdocs Ltd.	241,864	13,087,261
Booz Allen Hamilton Holding Corp.	127,896	7,435,874
Broadridge Financial Solutions, Inc.	124,019	12,859,530
DXC Technology Co.	150,500	9,678,655
Fidelity National Information Services, Inc.	119,000	13,458,900
MAXIMUS, Inc.	90,200	6,402,396

		62,922,616

Leisure Equipment & Products—1.0%
Brunswick Corp.	242,470	12,203,515

Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	140,331	11,279,806

	Shares	Value*

Machinery—2.9%
Altra Industrial Motion Corp.	365,430	$11,346,602
Crane Co.	151,740	12,840,239
PACCAR, Inc.	185,330	12,628,386

		36,815,227

Metals & Mining—1.9%
Nucor Corp.	218,200	12,731,970
Southern Copper Corp.	283,321	11,242,177

		23,974,147

Multi-Line Retail—1.0%
Target Corp.	163,800	13,146,588

Multi-Utilities—1.5%
Dominion Energy, Inc.	158,850	12,177,441
Sempra Energy	52,700	6,632,822

		18,810,263

Oil, Gas & Consumable Fuels—7.7%
ConocoPhillips	185,785	12,399,291
Devon Energy Corp.	391,470	12,354,793
EOG Resources, Inc.	72,690	6,918,634
Magellan Midstream Partners L.P.	257,000	15,581,910
Marathon Oil Corp.	538,240	8,993,991
Marathon Petroleum Corp.	189,380	11,334,393
Occidental Petroleum Corp.	95,661	6,332,758
TransCanada Corp.	282,890	12,713,077
Valero Energy Corp.	144,010	12,216,368

		98,845,215

Road & Rail—3.0%
JB Hunt Transport Services, Inc.	122,990	12,457,657
Kansas City Southern	111,770	12,963,085
Norfolk Southern Corp.	70,920	13,254,239

		38,674,981

Semiconductors & Semiconductor Equipment—1.5%
Applied Materials, Inc.	256,720	10,181,515
NXP Semiconductors NV	97,509	8,618,821

		18,800,336

Software—0.9%
SS&C Technologies Holdings, Inc.	187,894	11,966,969

Specialty Retail—1.1%
Tractor Supply Co.	137,520	13,443,955

Textiles, Apparel & Luxury Goods—0.7%
Tapestry, Inc.	275,466	8,949,890

Total Common Stock (cost—$1,167,110,314)		1,270,895,587

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

March 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—0.4%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $4,796,200; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/22, valued at $4,896,621 including accrued interest (cost—$4,796,000)	$4,796	$4,796,000

Total Investments (cost—$1,171,906,314)—99.6%		1,275,691,587

Other assets less liabilities—0.4%		5,151,005

Net Assets—100.0%		$1,280,842,592

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—97.2%

Aerospace & Defense—2.2%
CAE, Inc.	543,200	$12,031,880
Curtiss-Wright Corp.	129,220	14,645,795

		26,677,675

Airlines—0.8%
Hawaiian Holdings, Inc.	376,700	9,888,375

Auto Components—1.1%
Gentex Corp.	628,400	12,995,312

Banks—19.9%
Associated Banc-Corp	569,810	12,165,444
Berkshire Hills Bancorp, Inc.	298,914	8,142,417
CenterState Bank Corp.	542,963	12,927,949
East West Bancorp, Inc.	236,420	11,341,067
Enterprise Financial Services Corp.	295,270	12,038,158
First Hawaiian, Inc.	481,750	12,549,587
First Horizon National Corp.	911,590	12,744,028
First Interstate Bancsystem, Inc., Class A	314,848	12,537,247
FNB Corp.	1,215,455	12,883,823
Great Western Bancorp, Inc.	403,385	12,742,932
Heritage Commerce Corp.	536,500	6,491,650
IBERIABANK Corp.	184,368	13,221,029
Renasant Corp.	366,630	12,410,426
Simmons First National Corp., Class A	495,470	12,129,106
South State Corp.	194,710	13,306,481
TCF Financial Corp.	632,810	13,092,839
Towne Bank	61,400	1,519,650
Umpqua Holdings Corp.	744,730	12,288,045
Union Bankshares Corp.	373,050	12,060,707
United Community Banks, Inc.	498,320	12,423,118
Wintrust Financial Corp.	186,000	12,523,380

		241,539,083

Building Products—1.2%
Universal Forest Products, Inc.	481,932	14,404,947

Capital Markets—3.9%
AllianceBernstein Holding L.P.	220,912	6,382,148
BrightSphere Investment Group	1,055,484	14,312,363
Houlihan Lokey, Inc.	290,750	13,330,887
LPL Financial Holdings, Inc.	183,400	12,773,810

		46,799,208

Chemicals—4.1%
Cabot Corp.	291,700	12,143,471
Innophos Holdings, Inc.	120,758	3,639,646
Methanex Corp.	132,290	7,522,009
Orion Engineered Carbons S.A.	635,055	12,059,695
Rentech Nitrogen Partners L.P. (a)(b)(c)	555,768	56

	Shares	Value*

Stepan Co.	165,958	$14,524,644

		49,889,521

Commercial Services & Supplies—1.8%
Ennis, Inc.	449,791	9,337,661
Interface, Inc.	832,498	12,753,870

		22,091,531

Construction & Engineering—2.3%
Comfort Systems USA, Inc.	253,857	13,299,568
EMCOR Group, Inc.	199,549	14,583,041

		27,882,609

Containers & Packaging—1.8%
Greif, Inc., Class A	185,620	7,656,825
Silgan Holdings, Inc.	492,906	14,604,805

		22,261,630

Electrical Equipment—2.1%
EnerSys	120,331	7,840,768
Hubbell, Inc.	55,700	6,571,486
Regal Beloit Corp.	132,680	10,862,512

		25,274,766

Electronic Equipment, Instruments & Components—4.2%
FLIR Systems, Inc.	255,990	12,180,004
Methode Electronics, Inc.	492,612	14,177,373
SYNNEX Corp.	115,860	11,051,886
Vishay Intertechnology, Inc.	694,390	12,825,383

		50,234,646

Energy Equipment & Services—0.8%
Mammoth Energy Services, Inc.	544,130	9,059,764

Equity Real Estate Investment Trusts (REITs)—5.2%
CoreSite Realty Corp.	136,810	14,641,406
CyrusOne, Inc.	246,494	12,926,145
Monmouth Real Estate Investment Corp.	1,104,458	14,556,757
National Health Investors, Inc.	156,590	12,300,145
PotlatchDeltic Corp.	214,433	8,103,423

		62,527,876

Food Products—1.1%
Ingredion, Inc.	136,570	12,931,813

Gas Utilities—2.3%
National Fuel Gas Co.	229,090	13,965,326
Southwest Gas Holdings, Inc.	165,230	13,591,820

		27,557,146

Healthcare Equipment & Supplies—0.9%
Hill-Rom Holdings, Inc.	103,230	10,927,928

Healthcare Providers & Services—1.0%
Encompass Health Corp.	203,639	11,892,518

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Hotels, Restaurants & Leisure—3.3%
Cedar Fair L.P.	230,140	$12,109,967
Extended Stay America, Inc. UNIT	739,623	13,276,233
Ruth’s Hospitality Group, Inc.	571,925	14,635,560

		40,021,760

Household Durables—2.1%
La-Z-Boy, Inc.	362,340	11,953,596
MDC Holdings, Inc.	482,461	14,020,317

		25,973,913

Independent Power Producers & Energy Traders—0.9%
Capital Power Corp.	489,490	11,464,839

Insurance—4.2%
American Financial Group, Inc.	122,320	11,768,407
CNO Financial Group, Inc.	757,630	12,258,453
First American Financial Corp.	275,360	14,181,040
Old Republic International Corp.	588,090	12,302,843

		50,510,743

IT Services—2.8%
Booz Allen Hamilton Holding Corp.	140,759	8,183,728
MAXIMUS, Inc.	182,123	12,927,091
Perspecta, Inc.	309,804	6,264,237
Science Applications International Corp.	87,256	6,714,349

		34,089,405

Leisure Equipment & Products—1.1%
Brunswick Corp.	273,590	13,769,785

Life Sciences Tools & Services—1.0%
Bruker Corp.	305,210	11,732,272

Machinery—4.7%
Crane Co.	172,260	14,576,641
Global Brass & Copper Holdings, Inc.	410,262	14,129,423
ITT, Inc.	251,595	14,592,510
Kennametal, Inc.	371,660	13,658,505

		56,957,079

Media—1.2%
Meredith Corp.	253,652	14,016,810

Metals & Mining—1.1%
Steel Dynamics, Inc.	363,360	12,815,707

Multi-Utilities—1.2%
Black Hills Corp.	187,760	13,907,383

Oil, Gas & Consumable Fuels—6.2%
Alliance Resource Partners L.P.	82,100	1,671,556
Cimarex Energy Co.	93,700	6,549,630
CNX Midstream Partners L.P.	734,471	11,171,304
Delek Logistics Partners L.P.	203,443	6,597,656
Enerplus Corp.	1,554,300	13,071,663

	Shares	Value*

Murphy Oil Corp.	236,700	$6,935,310
Parkland Fuel Corp.	457,825	13,988,098
SandRidge Permian Trust	622,702	1,475,804
Ship Finance International Ltd.	1,099,770	13,571,162

		75,032,183

Paper & Forest Products—1.9%
Neenah, Inc.	165,723	10,665,932
Schweitzer-Mauduit International, Inc.	325,874	12,617,842

		23,283,774

Professional Services—1.1%
Korn Ferry International	304,142	13,619,479

Road & Rail—1.0%
Werner Enterprises, Inc.	370,927	12,667,157

Semiconductors & Semiconductor Equipment—1.8%
Cabot Microelectronics Corp.	125,564	14,058,146
MKS Instruments, Inc.	78,503	7,304,704

		21,362,850

Specialty Retail—0.7%
Designer Brands, Inc.	399,110	8,868,224

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.	97,270	9,803,843

Thrifts & Mortgage Finance—1.1%
Washington Federal, Inc.	472,850	13,660,636

Tobacco—1.1%
Universal Corp.	240,619	13,866,873

Trading Companies & Distributors—1.2%
MSC Industrial Direct Co., Inc., Class A	175,918	14,550,178

Total Common Stock (cost—$1,088,799,894)		1,176,811,241

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

March 31, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.8%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $33,734,406; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/22, valued at $34,410,294 including accrued interest (cost—$33,733,000)	$33,733	$33,733,000

Total Investments (cost—$1,122,532,894)—100.0%		1,210,544,241

Other assets less liabilities—0.0%		575,668

Net Assets—100.0%		$1,211,119,909

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $56, representing less than 0.05% of net assets.
(b)	Level 3 security.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—98.7%

Aerospace & Defense—1.7%
Axon Enterprise, Inc. (c)	6,763	$367,975
BWX Technologies, Inc.	3,640	180,471
HEICO Corp.	1,255	119,062
Kratos Defense & Security Solutions, Inc. (c)	27,418	428,543
Moog, Inc., Class A	8,575	745,596

		1,841,647

Air Freight & Logistics—0.0%
Echo Global Logistics, Inc. (c)	1,840	45,595

Airlines—0.3%
Spirit Airlines, Inc. (c)	6,345	335,397

Auto Components—0.9%
Dana, Inc.	37,840	671,282
Fox Factory Holding Corp. (c)	3,052	213,304
Stoneridge, Inc. (c)	4,085	117,893

		1,002,479

Banks—2.9%
Carolina Financial Corp.	1,507	52,127
CBTX, Inc.	2,665	86,533
Equity Bancshares, Inc., Class A (c)	1,618	46,598
First BanCorp	81,210	930,667
First Financial Bankshares, Inc.	14,775	853,699
First Foundation, Inc.	3,664	49,720
Franklin Financial Network, Inc.	1,343	38,960
IBERIABANK Corp.	10,105	724,630
Investors Bancorp, Inc.	6,450	76,433
Preferred Bank	960	43,171
RBB Bancorp	4,420	83,096
Southern National Bancorp of Virginia, Inc.	5,305	77,718
Triumph Bancorp, Inc. (c)	1,435	42,175
Veritex Holdings, Inc.	2,351	56,941

		3,162,468

Beverages—1.1%
Boston Beer Co., Inc., Class A (c)	2,800	825,244
Craft Brew Alliance, Inc. (c)	5,065	70,809
MGP Ingredients, Inc.	2,151	165,949
Primo Water Corp. (c)	9,098	140,655

		1,202,657

Biotechnology—6.5%
Albireo Pharma, Inc. (c)	546	17,587
Amicus Therapeutics, Inc. (c)	10,781	146,622
Arena Pharmaceuticals, Inc. (c)	1,878	84,191
Array BioPharma, Inc. (c)	5,573	135,870
Arrowhead Pharmaceuticals, Inc. (c)	7,499	137,607
Assembly Biosciences, Inc. (c)	697	13,724
Audentes Therapeutics, Inc. (c)	4,155	162,128
BioCryst Pharmaceuticals, Inc. (c)	4,126	33,586

	Shares	Value*

Biohaven Pharmaceutical Holding Co., Ltd. (c)	891	$45,860
BioSpecifics Technologies Corp. (c)	5,242	326,734
Blueprint Medicines Corp. (c)	1,593	127,520
Cara Therapeutics, Inc. (c)	1,488	29,194
Corbus Pharmaceuticals Holdings, Inc. (c)	2,059	14,310
CRISPR Therapeutics AG (c)	2,607	93,122
CytomX Therapeutics, Inc. (c)	1,594	17,135
Dicerna Pharmaceuticals, Inc. (c)	1,922	28,157
Editas Medicine, Inc. (c)	4,984	121,859
Emergent Biosolutions, Inc. (c)	13,025	658,023
Exelixis, Inc. (c)	7,255	172,669
Fate Therapeutics, Inc. (c)	2,141	37,617
FibroGen, Inc. (c)	1,768	96,091
Flexion Therapeutics, Inc. (c)	1,811	22,601
Genomic Health, Inc. (c)	14,240	997,512
Global Blood Therapeutics, Inc. (c)	1,726	91,357
GlycoMimetics, Inc. (c)	1,741	21,693
Halozyme Therapeutics, Inc. (c)	51,590	830,599
Immunomedics, Inc. (c)	4,739	91,036
Intellia Therapeutics, Inc. (c)	9,423	160,945
Invitae Corp. (c)	21,167	495,731
Iovance Biotherapeutics, Inc. (c)	10,456	99,436
Kindred Biosciences, Inc. (c)	3,868	35,469
Kura Oncology, Inc. (c)	1,402	23,259
MacroGenics, Inc. (c)	1,653	29,721
Natera, Inc. (c)	23,129	476,920
Progenics Pharmaceuticals, Inc. (c)	3,615	16,774
REGENXBIO, Inc. (c)	2,643	151,470
Rigel Pharmaceuticals, Inc. (c)	7,149	18,373
Sangamo Therapeutics, Inc. (c)	2,377	22,677
T2 Biosystems, Inc. (c)	7,306	19,215
uniQure NV (c)	659	39,309
Vanda Pharmaceuticals, Inc. (c)	2,105	38,732
Veracyte, Inc. (c)	17,449	436,574
Vericel Corp. (c)	16,982	297,355
Viking Therapeutics, Inc. (c)	2,665	26,490
Voyager Therapeutics, Inc. (c)	1,242	23,772

		6,966,626

Building Products—0.0%
PGT Innovations, Inc. (c)	2,381	32,977

Capital Markets—1.2%
Barings BDC, Inc.	6,690	65,629
BlackRock TCP Capital Corp.	5,325	75,508
Ellington Financial, Inc.	4,895	87,620
HFF, Inc., Class A	19,035	908,921
Main Street Capital Corp.	2,143	79,720
Prospect Capital Corp.	11,905	77,621

		1,295,019

Chemicals—0.7%
American Vanguard Corp.	2,857	49,198
Balchem Corp.	1,100	102,080
Ingevity Corp. (c)	3,738	394,770

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Trinseo S.A.	4,235	$191,845

		737,893

Commercial Services & Supplies—2.5%
Brink’s Co.	2,162	163,036
Herman Miller, Inc.	20,130	708,173
MSA Safety, Inc.	8,955	925,947
Tetra Tech, Inc.	14,540	866,439

		2,663,595

Communications Equipment—0.6%
Acacia Communications, Inc. (c)	3,976	228,024
EchoStar Corp., Class A (c)	2,390	87,116
InterDigital, Inc.	1,775	117,114
NetScout Systems, Inc. (c)	2,740	76,912
Viavi Solutions, Inc. (c)	8,975	111,110

		620,276

Construction & Engineering—0.1%
NV5 Global, Inc. (c)	1,448	85,953
Sterling Construction Co., Inc. (c)	4,590	57,467

		143,420

Construction Materials—0.1%
U.S. Concrete, Inc. (c)	1,148	47,550

Consumer Finance—0.5%
Enova International, Inc. (c)	9,010	205,608
Green Dot Corp., Class A (c)	4,466	270,863

		476,471

Containers & Packaging—0.1%
Silgan Holdings, Inc.	3,740	110,816

Diversified Consumer Services—1.3%
Bright Horizons Family Solutions, Inc. (c)	3,055	388,321
Carriage Services, Inc.	6,218	119,697
Chegg, Inc. (c)	6,660	253,879
Graham Holdings Co., Class B	160	109,309
Grand Canyon Education, Inc. (c)	665	76,149
HyreCar, Inc. (c)	5,103	25,668
Strategic Education, Inc.	2,917	383,031

		1,356,054

Diversified Financial Services—0.2%
Compass Diversified Holdings	15,310	240,214

Diversified Telecommunication Services—0.2%
Pareteum Corp. (c)	56,461	256,898

Electric Utilities—2.5%
ALLETE, Inc.	3,080	253,268
Hawaiian Electric Industries, Inc.	11,975	488,221
IDACORP, Inc.	2,960	294,638
Otter Tail Corp.	1,570	78,217
PNM Resources, Inc.	3,090	146,281
Portland General Electric Co.	26,715	1,384,906

		2,645,531

	Shares	Value*

Electrical Equipment—0.3%
TPI Composites, Inc. (c)	11,506	$329,302

Electronic Equipment, Instruments & Components—2.0%
Fabrinet (c)	12,690	664,448
Mesa Laboratories, Inc.	312	71,916
Napco Security Technologies, Inc. (c)	2,057	42,662
Sanmina Corp. (c)	22,680	654,318
SYNNEX Corp.	7,755	739,750

		2,173,094

Energy Equipment & Services—0.6%
DMC Global, Inc.	5,613	278,629
Newpark Resources, Inc. (c)	22,294	204,213
SEACOR Holdings, Inc. (c)	2,005	84,772
USA Compression Partners L.P.	4,130	64,469

		632,083

Entertainment—1.7%
Liberty Media Corp-Liberty Braves, Class A (c)	14,395	402,196
Liberty Media Corp-Liberty Braves, Class C (c)	5,035	139,822
Madison Square Garden Co., Class A (c)	585	171,481
Reading International, Inc., Class A (c)	8,280	132,149
Rosetta Stone, Inc. (c)	16,500	360,525
World Wrestling Entertainment, Inc., Class A	3,007	260,947
Zynga, Inc., Class A (c)	72,553	386,708

		1,853,828

Equity Real Estate Investment Trusts (REITs)—3.2%
CareTrust REIT, Inc.	33,730	791,306
Chatham Lodging Trust	25,820	496,777
CoreCivic, Inc.	36,080	701,756
Equity Commonwealth	12,750	416,797
Outfront Media, Inc.	30,905	723,177
Ryman Hospitality Properties, Inc.	4,005	329,371
Winthrop Realty Trust (a)(b)(c)	12,960	2,074

		3,461,258

Food & Staples Retailing—0.4%
Casey’s General Stores, Inc.	740	95,290
Performance Food Group Co. (c)	5,075	201,173
PriceSmart, Inc.	1,165	68,595
Weis Markets, Inc.	1,410	57,542

		422,600

Food Products—2.1%
Cal-Maine Foods, Inc.	1,505	67,168
Conagra Brands, Inc.	2,967	82,304
Flowers Foods, Inc.	6,855	146,149
Freshpet, Inc. (c)	6,079	257,081
J&J Snack Foods Corp.	1,540	244,614
John B Sanfilippo & Son, Inc.	1,748	125,629
Lancaster Colony Corp.	4,755	745,061

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Simply Good Foods Co. (c)	17,751	$365,493
Tootsie Roll Industries, Inc.	6,301	234,647

		2,268,146

Gas Utilities—0.3%
Northwest Natural Holding Co.	1,015	66,615
ONE Gas, Inc.	835	74,340
Suburban Propane Partners L.P.	7,235	162,136

		303,091

Healthcare Equipment & Supplies—6.4%
Antares Pharma, Inc. (c)	12,924	39,160
Apyx Medical Corp. (c)	2,478	15,636
Avanos Medical, Inc. (c)	1,580	67,434
Axogen, Inc. (c)	2,648	55,767
BioLife Solutions, Inc. (c)	3,088	55,244
Cerus Corp. (c)	8,774	54,662
CONMED Corp.	1,005	83,596
CryoLife, Inc. (c)	2,778	81,034
CryoPort, Inc. (c)	24,911	321,850
CytoSorbents Corp. (c)	4,933	37,343
Globus Medical, Inc., Class A (c)	15,365	759,185
Haemonetics Corp. (c)	5,505	481,577
Hill-Rom Holdings, Inc.	4,105	434,555
ICU Medical, Inc. (c)	345	82,569
Inogen, Inc. (c)	2,029	193,506
Insulet Corp. (c)	2,186	207,867
Integra LifeSciences Holdings Corp. (c)	1,350	75,222
Masimo Corp. (c)	9,565	1,322,648
Merit Medical Systems, Inc. (c)	5,789	357,934
Neogen Corp. (c)	1,055	60,547
Novocure Ltd. (c)	5,834	281,024
OrthoPediatrics Corp. (c)	2,001	88,504
RTI Surgical Holdings, Inc. (c)	74,820	449,668
Senseonics Holdings, Inc. (c)	37,978	93,046
Sientra, Inc. (c)	2,730	23,423
STAAR Surgical Co. (c)	8,337	285,042
Surmodics, Inc. (c)	1,475	64,133
Tactile Systems Technology, Inc. (c)	4,974	262,229
Utah Medical Products, Inc.	2,595	229,009
ViewRay, Inc. (c)	33,351	246,464
West Pharmaceutical Services, Inc.	775	85,405

		6,895,283

Healthcare Providers & Services—3.7%
Addus HomeCare Corp. (c)	1,011	64,289
Amedisys, Inc. (c)	4,345	535,565
BioTelemetry, Inc. (c)	4,682	293,187
Chemed Corp.	770	246,454
Encompass Health Corp.	9,500	554,800
HealthEquity, Inc. (c)	2,486	183,914
LHC Group, Inc. (c)	3,084	341,892
Premier, Inc., Class A (c)	2,985	102,953
Providence Service Corp. (c)	1,540	102,595
R1 RCM, Inc. (c)	126,483	1,223,091
RadNet, Inc. (c)	4,156	51,493

	Shares	Value*

Tivity Health, Inc. (c)	3,325	$58,387
U.S. Physical Therapy, Inc.	1,510	158,595

		3,917,215

Healthcare Technology—1.5%
Medidata Solutions, Inc. (c)	2,360	172,846
Omnicell, Inc. (c)	3,750	303,150
Tabula Rasa HealthCare, Inc. (c)	8,295	468,004
Teladoc Health, Inc. (c)	7,098	394,649
Vocera Communications, Inc. (c)	7,717	244,089

		1,582,738

Hotels, Restaurants & Leisure—3.0%
Carrols Restaurant Group, Inc. (c)	5,186	51,704
Cedar Fair L.P.	1,585	83,403
Century Casinos, Inc. (c)	5,726	51,878
Choice Hotels International, Inc.	1,690	131,381
Churchill Downs, Inc.	5,971	538,943
Dine Brands Global, Inc.	3,039	277,430
Eldorado Resorts, Inc. (c)	8,600	401,534
Hyatt Hotels Corp., Class A	12,390	899,142
International Speedway Corp., Class A	2,160	94,241
Jack in the Box, Inc.	1,100	89,166
Lindblad Expeditions Holdings, Inc. (c)	7,165	109,266
PlayAGS, Inc. (c)	9,013	215,681
Texas Roadhouse, Inc.	4,516	280,850

		3,224,619

Household Durables—1.0%
Helen of Troy Ltd. (c)	2,500	289,900
Lennar Corp., Class B	12,965	507,191
LGI Homes, Inc. (c)	899	54,156
Roku, Inc. (c)	4,072	262,684

		1,113,931

Household Products—0.4%
Central Garden & Pet Co. (c)	2,315	59,171
Central Garden & Pet Co., Class A (c)	2,790	64,868
Energizer Holdings, Inc.	1,620	72,787
WD-40 Co.	1,380	233,827

		430,653

Independent Power Producers & Energy Traders—0.2%
TerraForm Power, Inc., Class A	17,175	235,985

Insurance—2.9%
American Equity Investment Life Holding Co.	22,890	618,488
American National Insurance Co.	1,300	157,066
AMERISAFE, Inc.	3,165	188,001
Argo Group International Holdings Ltd.	1,707	120,617
Donegal Group, Inc., Class A	6,885	92,603
Enstar Group Ltd. (c)	565	98,310
Investors Title Co.	445	70,265
Kemper Corp.	5,220	397,451
Navigators Group, Inc.	11,515	804,553
NI Holdings, Inc. (c)	5,465	87,440
ProAssurance Corp.	3,055	105,733

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

RLI Corp.	1,360	$97,580
Safety Insurance Group, Inc.	1,090	94,983
State Auto Financial Corp.	6,590	216,943

		3,150,033

Interactive Media & Services—0.3%
Meet Group, Inc. (c)	8,616	43,339
QuinStreet, Inc. (c)	22,708	304,060

		347,399

Internet & Direct Marketing Retail—0.1%
Gaia, Inc. Class A (c)	3,807	34,834
Liberty Expedia Holdings, Inc., Class A (c)	2,160	92,448

		127,282

IT Services—2.4%
Brightcove, Inc. (c)	5,247	44,127
Carbonite, Inc. (c)	2,276	56,468
CoreLogic, Inc. (c)	2,070	77,128
CSG Systems International, Inc.	2,305	97,502
Hackett Group, Inc.	3,214	50,781
LiveRamp Holdings, Inc. (c)	6,275	342,427
ManTech International Corp., Class A	16,155	872,693
MAXIMUS, Inc.	1,635	116,052
Science Applications International Corp.	7,135	549,038
Travelport Worldwide Ltd.	23,855	375,239

		2,581,455

Leisure Equipment & Products—2.1%
Callaway Golf Co.	5,605	89,288
Clarus Corp.	29,960	383,788
Malibu Boats, Inc., Class A (c)	19,325	764,883
MasterCraft Boat Holdings, Inc. (c)	32,406	731,403
YETI Holdings, Inc. (c)	10,562	319,501

		2,288,863

Life Sciences Tools & Services—3.7%
Charles River Laboratories International, Inc. (c)	8,390	1,218,648
Codexis, Inc. (c)	2,622	53,830
Fluidigm Corp. (c)	6,384	84,843
Medpace Holdings, Inc. (c)	10,145	598,251
NeoGenomics, Inc. (c)	26,124	534,497
PRA Health Sciences, Inc. (c)	9,645	1,063,747
Quanterix Corp. (c)	14,709	379,933

		3,933,749

Machinery—1.5%
Chart Industries, Inc. (c)	4,563	413,043
Columbus McKinnon Corp.	7,146	245,465
Kadant, Inc.	834	73,359
Kornit Digital Ltd. (c)	18,088	430,494
Park-Ohio Holdings Corp.	14,240	461,091

		1,623,452

Media—2.9%
Cable One, Inc.	135	132,486
Cardlytics, Inc. (c)	12,764	211,116
Gray Television, Inc. (c)	39,250	838,380

	Shares	Value*

Liberty Broadband Corp., Class A (c)	1,915	$175,491
Loral Space & Communications, Inc. (c)	1,635	58,942
New Media Investment Group, Inc.	5,480	57,540
New York Times Co., Class A	2,375	78,019
News Corp., Class B	11,635	145,321
Nexstar Media Group, Inc., Class A	12,081	1,309,218
Scholastic Corp.	2,815	111,924

		3,118,437

Mortgage Real Estate Investment Trusts (REITs)—2.4%
Apollo Commercial Real Estate Finance, Inc.	21,350	388,570
ARMOUR Residential REIT, Inc.	5,390	105,267
Blackstone Mortgage Trust, Inc., Class A	13,480	465,869
Chimera Investment Corp.	6,815	127,713
Exantas Capital Corp.	20,680	219,828
Granite Point Mortgage Trust, Inc.	5,545	102,971
Invesco Mortgage Capital, Inc.	4,170	65,886
MFA Financial, Inc.	75,220	546,849
Ready Capital Corp.	4,375	64,181
TPG RE Finance Trust, Inc.	25,860	506,856

		2,593,990

Multi-Line Retail—0.3%
Ollie’s Bargain Outlet Holdings, Inc. (c)	3,736	318,793

Multi-Utilities—1.1%
Black Hills Corp.	7,660	567,376
NorthWestern Corp.	5,365	377,750
Unitil Corp.	4,035	218,576

		1,163,702

Oil, Gas & Consumable Fuels—1.9%
Abraxas Petroleum Corp. (c)	20,712	25,890
Alliance Resource Partners L.P.	37,725	768,081
Black Stone Minerals L.P.	7,555	133,270
Dorchester Minerals L.P.	3,840	70,118
Enviva Partners L.P.	3,355	108,199
Evolution Petroleum Corp.	6,210	41,917
Lonestar Resources U.S., Inc., Class A (c)	5,980	23,980
Par Pacific Holdings, Inc. (c)	4,550	81,035
PBF Logistics L.P.	4,030	84,711
Penn Virginia Corp. (c)	925	40,793
Plains GP Holdings L.P., Class A (c)	18,450	459,774
Ship Finance International Ltd.	9,440	116,490
Sunoco L.P.	4,040	125,886

		2,080,144

Paper & Forest Products—0.3%
Mercer International, Inc.	25,235	340,925

Personal Products—0.2%
Inter Parfums, Inc.	1,185	89,906
Nu Skin Enterprises, Inc., Class A	1,880	89,977
USANA Health Sciences, Inc. (c)	740	62,064

		241,947

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Pharmaceuticals—1.3%
Amphastar Pharmaceuticals, Inc. (c)	2,463	$50,319
ANI Pharmaceuticals, Inc. (c)	934	65,884
Catalent, Inc. (c)	10,415	422,745
Cymabay Therapeutics, Inc. (c)	7,515	99,799
Horizon Pharma PLC (c)	10,926	288,774
Intersect ENT, Inc. (c)	2,017	64,847
Omeros Corp. (c)	1,414	24,561
Supernus Pharmaceuticals, Inc. (c)	7,979	279,584
WaVe Life Sciences Ltd. (c)	2,909	113,015

		1,409,528

Professional Services—3.4%
ASGN, Inc. (c)	11,635	738,706
CRA International, Inc.	1,221	61,709
FTI Consulting, Inc. (c)	7,820	600,732
Heidrick & Struggles International, Inc.	22,550	864,342
Insperity, Inc.	2,277	281,574
Kforce, Inc.	1,989	69,854
Korn Ferry International	17,360	777,381
Upwork, Inc. (c)	15,057	288,191

		3,682,489

Real Estate Management & Development—0.1%
St Joe Co. (c)	4,845	79,894

Road & Rail—0.3%
Universal Logistics Holdings, Inc.	15,235	299,825

Semiconductors & Semiconductor Equipment—0.8%
Ambarella, Inc. (c)	6,808	294,106
Axcelis Technologies, Inc. (c)	2,060	41,447
AXT, Inc. (c)	7,016	31,221
FormFactor, Inc. (c)	3,867	62,220
Ichor Holdings Ltd. (c)	2,182	49,270
MKS Instruments, Inc.	2,336	217,365
Semtech Corp. (c)	3,286	167,290

		862,919

Software—7.3%
2U, Inc. (c)	3,566	252,651
ACI Worldwide, Inc. (c)	16,200	532,494
Alteryx, Inc., Class A (c)	2,960	248,255
Amber Road, Inc. (c)	5,265	45,648
Aspen Technology, Inc. (c)	4,640	483,766
Blackline, Inc. (c)	4,899	226,922
Box, Inc., Class A (c)	10,242	197,773
Cloudera, Inc. (c)	16,770	183,464
Everbridge, Inc. (c)	6,683	501,292
Five9, Inc. (c)	6,154	325,116
Instructure, Inc. (c)	6,449	303,877
LivePerson, Inc. (c)	15,016	435,764
Model N, Inc. (c)	36,029	631,949
New Relic, Inc. (c)	2,981	294,225
Pluralsight, Inc., Class A (c)	5,585	177,268
PROS Holdings, Inc. (c)	1,704	71,977
Q2 Holdings, Inc. (c)	3,122	216,230
Rapid7, Inc. (c)	4,992	252,645

	Shares	Value*

RealPage, Inc. (c)	4,673	$283,604
SPS Commerce, Inc. (c)	8,225	872,343
Upland Software, Inc. (c)	2,373	100,520
Verint Systems, Inc. (c)	17,110	1,024,205
Yext, Inc. (c)	10,235	223,737

		7,885,725

Specialty Retail—2.2%
Boot Barn Holdings, Inc. (c)	30,435	896,006
Cato Corp., Class A	13,290	199,084
Office Depot, Inc.	250,920	910,840
Williams-Sonoma, Inc.	4,400	247,588
Winmark Corp.	375	70,721

		2,324,239

Technology Hardware, Storage & Peripherals—0.2%
Pure Storage, Inc., Class A (c)	11,544	251,544

Textiles, Apparel & Luxury Goods—4.0%
Columbia Sportswear Co.	11,270	1,174,109
Crocs, Inc. (c)	26,090	671,817
Deckers Outdoor Corp. (c)	8,445	1,241,331
G-III Apparel Group Ltd. (c)	27,306	1,091,148
Movado Group, Inc.	2,125	77,307

		4,255,712

Thrifts & Mortgage Finance—4.4%
America First Multifamily Investors L.P.	21,665	148,839
BankFinancial Corp.	4,910	73,012
Capitol Federal Financial, Inc.	30,070	401,434
ESSA Bancorp, Inc.	4,015	61,831
Essent Group Ltd. (c)	8,397	364,850
First Defiance Financial Corp.	2,210	63,515
Flagstar Bancorp, Inc.	2,795	92,011
Kearny Financial Corp.	17,130	220,463
LendingTree, Inc. (c)	991	348,396
Meridian Bancorp, Inc.	8,976	140,833
MGIC Investment Corp. (c)	65,930	869,617
Northwest Bancshares, Inc.	5,430	92,147
OceanFirst Financial Corp.	2,860	68,812
Oritani Financial Corp.	16,635	276,640
PCSB Financial Corp.	4,285	83,857
Radian Group, Inc.	43,485	901,879
Territorial Bancorp, Inc.	8,090	217,702
Waterstone Financial, Inc.	14,695	241,880

		4,667,718

Tobacco—0.9%
Turning Point Brands, Inc.	11,985	552,389
Universal Corp.	2,400	138,312
Vector Group Ltd.	22,313	240,757

		931,458

Trading Companies & Distributors—0.3%
Rush Enterprises, Inc., Class B	6,915	287,180

Schedule of Investments

AllianzGI Small-Cap Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Water Utilities—0.9%
American States Water Co.	7,770	$554,001
SJW Group	5,960	367,970

		921,971

Wireless Telecommunication Services—0.3%
Boingo Wireless, Inc. (c)	12,743	296,657

Total Common Stock (cost—$92,808,735)		106,094,439

	Principal Amount (000s)

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $1,437,060; collateralized by U.S. Treasury Notes, 1.75%, due 5/31/22, valued at $1,468,490 including accrued interest (cost—$1,437,000)	$1,437	1,437,000

Total Investments (cost—$94,245,735)—100.0%		107,531,439

Liabilities in excess of other assets—(0.0)%		(48,593)

Net Assets—100.0%		$107,482,846

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $2,074, representing less than 0.05% of net assets.
(b)	Level 3 security.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Technology Fund

March 31, 2019 (unaudited)

	Shares	Value*

COMMON STOCK—102.2%

Communications Equipment—4.5%
Arista Networks, Inc. (d)	111,855	$35,173,923
Cisco Systems, Inc.	118,610	6,403,754
Juniper Networks, Inc.	100	2,647
Lumentum Holdings, Inc. (d)	100	5,654
Motorola Solutions, Inc.	100	14,042
Nokia Oyj ADR	100	572
Palo Alto Networks, Inc. (d)	115,985	28,170,437

		69,771,029

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR (d)	100	9,009

Diversified Telecommunication Services—0.0%
AT&T, Inc.	100	3,136
Verizon Communications, Inc.	100	5,913

		9,049

Electrical Equipment—0.7%
Bloom Energy Corp., Class A (d)	875,925	11,316,951
Nidec Corp.	100	12,733

		11,329,684

Electronic Equipment, Instruments & Components—0.1%
CDW Corp.	100	9,637
Cognex Corp.	24,270	1,234,372
IPG Photonics Corp. (d)	100	15,178
Murata Manufacturing Co., Ltd.	300	15,014
Samsung Electro-Mechanics Co., Ltd.	170	15,724
Samsung SDI Co., Ltd.	1,000	189,507

		1,479,432

Entertainment—0.9%
Electronic Arts, Inc. (d)	28,345	2,880,702
Netflix, Inc. (d)	30,878	11,009,860
Nintendo Co., Ltd.	100	28,669
Take-Two Interactive Software, Inc. (d)	100	9,437

		13,928,668

Healthcare Technology—0.2%
Veeva Systems, Inc., Class A (d)	22,425	2,844,836

Household Durables—0.0%
Garmin Ltd.	100	8,635

Industrial Conglomerates—0.6%
Roper Technologies, Inc.	25,405	8,687,748

Interactive Media & Services—10.4%
58.com, Inc. ADR (d)	100	6,568
Alphabet, Inc., Class A (c)(d)	26,575	31,275,852
Alphabet, Inc., Class C (d)	28,200	33,087,342
Baidu, Inc. ADR (d)	100	16,485
Facebook, Inc., Class A (c)(d)	583,115	97,199,439

	Shares	Value*

NAVER Corp.	500	$54,721
Tencent Holdings Ltd.	100	4,599
TripAdvisor, Inc. (d)	100	5,145
Twitter, Inc. (d)	100	3,288
Weibo Corp. ADR (d)	20	1,240
Yandex NV, Class A (d)	100	3,434
Yelp, Inc. (d)	100	3,450
Zillow Group, Inc., Class A (d)	100	3,420

		161,664,983

Internet & Direct Marketing Retail—5.8%
Alibaba Group Holding Ltd. ADR (d)	100	18,245
Amazon.com, Inc. (d)	50,815	90,488,811
Ctrip.com International Ltd. ADR (d)	100	4,369
eBay, Inc.	100	3,714
Expedia Group, Inc.	100	11,900
GrubHub, Inc. (d)	100	6,947
JD.com, Inc. ADR (d)	100	3,015

		90,537,001

IT Services—23.4%
Accenture PLC, Class A	100	17,602
Adyen NV (a)(d)	100	78,435
Akamai Technologies, Inc. (d)	100	7,171
Amadeus IT Group S.A.	100	8,015
Automatic Data Processing, Inc.	100	15,974
DXC Technology Co.	514,255	33,071,739
Fidelity National Information Services, Inc.	100	11,310
First Data Corp., Class A (d)	137,845	3,621,188
Fiserv, Inc. (d)	27,745	2,449,329
Global Payments, Inc.	100	13,652
GoDaddy, Inc., Class A (d)	100	7,519
Mastercard, Inc., Class A	161,415	38,005,162
MongoDB, Inc. (d)	278,170	40,896,553
Okta, Inc. (d)	694,145	57,426,616
PayPal Holdings, Inc. (d)	349,355	36,277,023
Perspecta, Inc.	2,630	53,179
Sabre Corp.	100	2,139
Shopify, Inc., Class A (d)	100	20,662
Square, Inc., Class A (c)(d)	686,095	51,402,237
Tata Consultancy Services Ltd.	2,000	57,757
Twilio, Inc., Class A (d)	464,180	59,962,772
Visa, Inc., Class A	228,390	35,672,234
Worldpay, Inc., Class A (d)	57,920	6,573,920

		365,652,188

Media—0.0%
Comcast Corp., Class A	100	3,998

Professional Services—0.0%
Verisk Analytics, Inc.	100	13,300

Semiconductors & Semiconductor Equipment—12.3%
Advanced Micro Devices, Inc. (d)	100	2,552
ams AG	100	2,703

Schedule of Investments

AllianzGI Technology Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

Analog Devices, Inc.	50,200	$5,284,554
Applied Materials, Inc.	100	3,966
Broadcom, Inc.	81,305	24,449,227
Cree, Inc. (d)	698,140	39,947,571
Cypress Semiconductor Corp.	176,105	2,627,487
Infineon Technologies AG	93,450	1,855,208
Intel Corp.	126,650	6,801,105
KLA-Tencor Corp.	99,010	11,822,784
Lam Research Corp.	100	17,901
Maxim Integrated Products, Inc.	100	5,317
MediaTek, Inc.	1,000	9,194
Microchip Technology, Inc.	305,517	25,345,690
Micron Technology, Inc. (c)(d)	122,030	5,043,500
NVIDIA Corp.	100	17,956
ON Semiconductor Corp. (d)	2,027,910	41,714,109
Qorvo, Inc. (d)	100	7,173
QUALCOMM, Inc.	100	5,703
SK Hynix, Inc.	1,000	65,566
Skyworks Solutions, Inc.	100	8,248
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	100	4,096
Teradyne, Inc.	282,120	11,239,661
Texas Instruments, Inc.	147,350	15,629,414
Tokyo Electron Ltd.	800	116,047
Universal Display Corp.	100	15,285

		192,042,017

Software—37.3%
Adobe, Inc. (d)	29,100	7,754,859
Aspen Technology, Inc. (d)	6,760	704,798
Atlassian Corp. PLC, Class A (d)	141,215	15,871,154
Aveva Group PLC	388,845	16,351,017
Box, Inc., Class A (d)	100	1,931
Cornerstone OnDemand, Inc. (d)	100	5,478
Coupa Software, Inc. (d)	100	9,098
CyberArk Software Ltd. (d)	58,385	6,950,734
DocuSign, Inc. (d)	100	5,184
Dropbox, Inc., Class A (d)	100	2,180
Elastic NV (d)	85,801	6,852,926
ForeScout Technologies, Inc. (d)	129,290	5,418,544
Fortinet, Inc. (d)	97,650	8,199,670
HubSpot, Inc. (d)	100	16,621
Intuit, Inc.	100	26,141
Microsoft Corp. (c)	805,981	95,057,399
Nutanix, Inc., Class A (d)	759,480	28,662,775
Oracle Corp.	210,660	11,314,549
Paycom Software, Inc. (d)	447,809	84,694,116
Proofpoint, Inc. (d)	238,570	28,969,555
Rapid7, Inc. (d)	117,650	5,954,267
RealPage, Inc. (d)	100	6,069
Red Hat, Inc. (d)	100	18,270
RingCentral, Inc., Class A (d)	429,625	46,313,575
SailPoint Technologies Holding, Inc. (d)	21,075	605,274
Salesforce.com, Inc. (d)	211,451	33,487,495
SAP SE ADR	100	11,546
ServiceNow, Inc. (d)	386,175	95,188,276

	Shares	Value*

Sophos Group PLC (a)	100	$392
Splunk, Inc. (d)	100	12,460
Tableau Software, Inc., Class A (d)	110,090	14,012,255
Temenos AG (d)	3,285	484,654
VMware, Inc., Class A	100	18,051
Workday, Inc., Class A (d)	285,465	55,051,925
Zendesk, Inc. (d)	100	8,500
Zscaler, Inc. (d)	206,420	14,641,371
Zuora, Inc., Class A (d)	100	2,003

		582,685,112

Technology Hardware, Storage & Peripherals—6.0%
Apple, Inc. (c)	77,745	14,767,663
Catcher Technology Co., Ltd.	1,000	7,725
Dell Technologies, Inc. Class C (d)	180	10,564
Hewlett Packard Enterprise Co.	100	1,543
HP, Inc.	100	1,943
NetApp, Inc. (c)	1,138,855	78,968,206
Pure Storage, Inc., Class A (d)	27,715	603,910
Samsung Electronics Co., Ltd.	1,000	39,443
Western Digital Corp.	100	4,806

		94,405,803

Wireless Telecommunication Services—0.0%
T-Mobile U.S., Inc. (d)	100	6,910

Total Common Stock (cost—$980,252,222)		1,595,079,402

EXCHANGE-TRADED FUNDS—0.0%
iShares FTSE A50 China Index	1,000	1,862
iShares MSCI Emerging Markets Index	100	4,292

Total Exchange-Traded Funds (cost—$5,747)		6,154

	Principal Amount (000s)

Repurchase Agreements—5.5%
State Street Bank and Trust Co., dated 3/29/19, 0.50%, due 4/1/19, proceeds $86,374,599; collateralized by U.S. Treasury Notes, 1.75%, due 6/30/22, valued at $88,102,986 including accrued interest (cost—$86,371,000)	$86,371	86,371,000

Total Options Purchased—0.2% (cost—$1,613,883) (d)(e)(f)		3,428,600

Total Investments, before options written and securities sold short (cost—$1,068,242,852)—107.9%		1,684,885,156

Schedule of Investments

AllianzGI Technology Fund

March 31, 2019 (unaudited) (continued)

	Shares	Value*

SECURITIES SOLD SHORT—(0.0)%

Common Stock—(0.0)%

IT Services—(0.0)%
International Business Machines Corp. (proceeds received—$162)	1	$(141)

Total Options Written—(0.0%) (premiums received—$1,384,328) (d)(e)(f)		(331,700)

Total Investments, net of options written and securities sold short (cost—$1,066,858,362) (b)—107.9%		1,684,553,315

Other liabilities in excess of other assets—(7.9)%		(123,141,540)

Net Assets—100.0%		$1,561,411,775

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $78,827, representing less than 0.05% of net assets.

(b)	Securities (net of security sold short) with an aggregate value of $19,398,985, representing 1.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for security sold short and option written.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.
(f)	Exchange traded option contracts outstanding at March 31, 2019:

Options purchased contracts outstanding at March 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Cost	Unrealized Appreciation
Call options:
Broadcom Ltd.	260.00 USD	1/17/20	620	$62,000	$3,428,600	$1,613,883	$1,814,717

Options written contracts outstanding at March 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation
Put options:
Broadcom Ltd.	210.00 USD	1/17/20	(620)	$(62,000)	$(331,700)	$(1,384,328)	$1,052,628

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

*

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) of each Fund of the Allianz Funds (the “Trust”) has adopted procedures for valuing portfolio securities and other financial derivatives instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment adviser, Allianz Global Investors U.S. LLC (the “Investment Adviser”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Adviser monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Adviser determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Adviser determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Valuation Committee may be selected or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term investments having a maturity of 60 days or less will be valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, a Board or the Valuation Committee may in good faith determine its NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds fair-value securities using modeling tools provided by third-party vendors, where appropriate. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended March 31, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2019 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on investments in securities and other financial instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/19
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$12,989,540	—	—	$12,989,540
China	17,511,346	$107,697,492	—	125,208,838
India	9,469,847	31,446,288	—	40,916,135
Mexico	8,938,959	—	—	8,938,959
Peru	8,493,270	—	—	8,493,270
Russian Federation	20,412,482	—	$3,411,833	23,824,315
South Africa	2,635,720	13,848,085	—	16,483,805
Thailand	—	—	2,408,391	2,408,391
United States	2,560,300	—	—	2,560,300
All Other	—	104,734,369	—	104,734,369
Preferred Stock:
Brazil	10,864,549	—	—	10,864,549
Russian Federation	—	—	5,126,057	5,126,057
Repurchase Agreements	—	8,329,000	—	8,329,000

Totals	$93,876,013	$266,055,234	$10,946,281	$370,877,528

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$1,006,565,170	—	—	$1,006,565,170
Repurchase Agreements	—	$20,449,000	—	20,449,000

Totals	$1,006,565,170	$20,449,000	—	$1,027,014,170

AllianzGI Global Natural Resources:
Investments in Securities—Assets
Common Stock:
Australia	—	$725,876	—	$725,876
Denmark	—	109,741	—	109,741
France	—	664,241	—	664,241
Germany	—	285,749	—	285,749
Japan	—	100,979	—	100,979
Spain	—	47,739	—	47,739
United Kingdom	—	1,695,902	—	1,695,902
All Other	$8,763,040	—	—	8,763,040
Exchange-Traded Funds	281,080	—	—	281,080
Repurchase Agreements	—	235,000	—	235,000

Totals	$9,044,120	$3,865,227	—	$12,909,347

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/19
AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	—	$2,356,551	—	$2,356,551
Austria	$835,889	2,108,356	—	2,944,245
China	—	448,126	—	448,126
Denmark	—	3,188,964	—	3,188,964
Finland	—	474,245	—	474,245
France	—	3,569,704	—	3,569,704
Germany	734,840	4,271,656	—	5,006,496
Hong Kong	—	809,287	—	809,287
Indonesia	—	667,124	—	667,124
Italy	—	1,661,069	—	1,661,069
Japan	—	17,085,821	—	17,085,821
Netherlands	—	1,663,946	—	1,663,946
Norway	—	1,786,517	—	1,786,517
Singapore	221,624	201,951	—	423,575
Sweden	—	891,777	—	891,777
Switzerland	—	3,293,518	—	3,293,518
Taiwan	—	450,261	—	450,261
Thailand	—	—	$215,225	215,225
United Kingdom	—	7,324,603	—	7,324,603
All Other	85,147,079	—	—	85,147,079
Preferred Stock	786,388	—	—	786,388
Repurchase Agreements	—	4,643,000	—	4,643,000

Totals	$87,725,820	$56,896,476	$215,225	$144,837,521

AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Pharmaceuticals	$61,147,632	$3,360,085	—	$64,507,717
All Other	86,172,947	—	—	86,172,947
Warrants	—	—	$137,404	137,404
Repurchase Agreements	—	4,220,000	—	4,220,000

Totals	$147,320,579	$7,580,085	$137,404	$155,038,068

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/19
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	—	—	$420,786	$420,786
Aerospace & Defense	$48,002,320	—	285,124	48,287,444
Apparel & Textiles	—	—	53,055	53,055
Banks	46,422,814	—	7	46,422,821
Commercial Services	—	—	576,798	576,798
Media	17,499,246	—	1,334,678	18,833,924
Oil, Gas & Consumable Fuels	50,084,104	—	17	50,084,121
All Other	1,248,561,059	—	—	1,248,561,059
Corporate Bonds & Notes:
Commercial Services	—	$58,741,343	476,780	59,218,123
Diversified Financial Services	—	61,638,128	4,971,639	66,609,767
Media	—	104,884,047	8	104,884,055
All Other	—	1,129,014,134	—	1,129,014,134
Convertible Bonds & Notes:
Banks	—	965,000	16,771,885	17,736,885
All Other	—	1,121,515,646	—	1,121,515,646
Convertible Preferred Stock:
Computers	—	9,849,116	—	9,849,116
Diversified Financial Services	—	3,707,174	—	3,707,174
Electronics	—	14,400,713	—	14,400,713
Equity Real Estate Investment Trusts (REITs)	—	15,105,109	—	15,105,109
Hand/Machine Tools	—	9,427,913	—	9,427,913
Healthcare-Products	3,869,738	21,890,196	—	25,759,934
Investment Companies	—	5,040,544	—	5,040,544
All Other	104,109,004	—	—	104,109,004
Preferred Stock	—	—	18,217,438	18,217,438
Equity-Linked Securities	—	—	187,654	187,654
Warrants	—	—	4	4
Repurchase Agreements	—	220,909,000	—	220,909,000

	1,518,548,285	2,777,088,063	43,295,873	4,338,932,221

Investments in Securities—Liabilities
Options Written:
Market Price	(815,588)	—	—	(815,588)

Totals	$1,517,732,697	$2,777,088,063	$43,295,873	$4,338,116,633

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$298,233,296	—	—	$298,233,296

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$1,404,086,463	—	—	$1,404,086,463
Repurchase Agreements	—	$24,277,000	—	24,277,000

Totals	$1,404,086,463	$24,277,000	—	$1,428,363,463

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/19
AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
Canada	$22,718,161	—	—	$22,718,161
India	1,380,242	—	—	1,380,242
Mexico	1,834,255	—	—	1,834,255
Netherlands	3,403,561	$5,675,191	—	9,078,752
Peru	1,855,754	—	—	1,855,754
Russian Federation	1,812,341	—	—	1,812,341
Taiwan	3,675,341	—	—	3,675,341
United Kingdom	10,444,432	19,947,739	—	30,392,171
United States	3,550,192	—	—	3,550,192
All Other	—	105,823,113	—	105,823,113
Repurchase Agreements	—	489,000	—	489,000

Totals	$50,674,279	$131,935,043	—	$182,609,322

AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$341,577,682	—	—	$341,577,682
Repurchase Agreements	—	$3,959,000	—	3,959,000

Totals	$341,577,682	$3,959,000	—	$345,536,682

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$1,270,895,587	—	—	$1,270,895,587
Repurchase Agreements	—	$4,796,000	—	4,796,000

Totals	$1,270,895,587	$4,796,000	—	$1,275,691,587

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Chemicals	$49,889,465	—	$56	$49,889,521
All Other	1,126,921,720	—	—	1,126,921,720
Repurchase Agreements	—	$33,733,000	—	33,733,000

Totals	$1,176,811,185	$33,733,000	$56	$1,210,544,241

AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$3,459,184	—	$2,074	$3,461,258
All Other	102,633,181	—	—	102,633,181
Repurchase Agreements	—	$1,437,000	—	1,437,000

Totals	$106,092,365	$1,437,000	$2,074	$107,531,439

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/19
AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Electrical Equipment	$11,316,951	$12,733	—	$11,329,684
Electronic Equipment, Instruments & Components	1,259,187	220,245	—	1,479,432
Entertainment	13,899,999	28,669	—	13,928,668
Interactive Media & Services	161,605,663	59,320	—	161,664,983
IT Services	365,507,981	144,207	—	365,652,188
Semiconductors & Semiconductor Equipment	189,993,299	2,048,718	—	192,042,017
Software	565,849,049	16,836,063	—	582,685,112
Technology Hardware, Storage & Peripherals	94,358,635	47,168	—	94,405,803
All Other	171,891,515	—	—	171,891,515
Exchange-Traded Funds:
Exchange-Traded Funds	4,292	1,862	—	6,154
Repurchase Agreements	—	86,371,000	—	86,371,000
Options Purchased:
Market Price	3,428,600	—	—	3,428,600

	1,579,115,171	105,769,985	—	1,684,885,156

Investments in Securities—Liabilities
Options Written:
Market Price	(331,700)	—	—	(331,700)
Securities Sold Short, at value	(141)	—	—	(141)

	(331,841)	—	—	(331,841)

Totals	$1,578,783,330	$105,769,985	—	$1,684,553,315

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended March 31, 2019, was as follows:

	Beginning Balance 6/30/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/19
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$1,733,513	$3,916,644	$(1,407,327)	$—	$(247,646)	$(583,351)	$—	$—	$3,411,833
Thailand	13,378,021	1,919,253	(12,644,361)	—	350,350	(594,872)	—	—	2,408,391
Preferred Stock	2,322,012	2,003,527	—	—	—	800,518	—	—	5,126,057

Totals	$17,433,546	$7,839,424	$(14,051,688)	$—	$102,704	$(377,705)	$—	$—	$10,946,281

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$—	$233,964	$—	$—	$—	$(18,739)	$—	$—	$215,225

AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants:
Pharmaceuticals	$75,826	$—	$—	$—	$—	$61,578	$—	$—	$137,404

	Beginning Balance 6/30/18	Purchases		Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3		Ending Balance 3/31/19
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$1,385,428	$—		$—		$—	$—	$(964,642)	$—	$—		$420,786
Aerospace & Defense	354,775	—		—		—	—	(69,651)	—	—		285,124
Apparel & Textiles	60,947	—		—		—	—	(7,892)	—	—		53,055
Banks	—	—	††	—		—	—	7	—	—		7
Commercial Services	—	1,960,164	††	—		—	—	(1,383,366)	—	—		576,798
Media	1,442,959	—		—		—	—	(108,281)	—	—		1,334,678
Oil, Gas & Consumable Fuels	322,716	—		(218,790	)†	—	—	(99,339)	—	(4,570	)**	17
Semiconductors	10,552	—		(25	)†	—	25	(10,552)	—	—		—
Corporate Bonds & Notes:
Advertising	993,836	81,097		—		—	—	(131,680)	—	(943,253	)***	—
Commercial Services	—	—		—		—	—	—	476,780	—		476,780
Diversified Financial Services	—	—		—		—	—	—	4,971,639	—		4,971,639
Media	153	—		—		—	—	(145)	—	—		8
Convertible Bonds & Notes:
Banks	17,540,357	—		—		—	—	196,528	—	(965,000	)***	16,771,885
Energy-Alternate Sources	571,500	—		—		—	—	—	—	(571,500	)***	—
Preferred Stock	18,217,438	—		—		—	—	—	—	—		18,217,438
Equity-Linked Securities:
Coal	117,974	—		—		—	—	69,680	—	—		187,654
Oil, Gas & Consumable Fuels	141	—		—		—	—	(141)	—	—		—
Warrants:
Commercial Services	76	—		—@		—	(237,932)	237,856	—	—		—
Media	4	—		—		—	—	—	—	—		4

Totals	$41,018,856	$2,041,261		$(218,815)		$—	$(237,907)	$(2,271,618)	$5,448,419	$(2,484,323)		$43,295,873

The table for AllianzGI Income & Growth includes Level 3 investments that are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

	Beginning Balance 6/30/18	Purchases	Sales		Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/19
AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Chemicals	$56	$—	$—		$—	$—	$—	$—	$—	$56

AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$7,258	$—	$(5,184	)†††	$—	$—	$—	$—	$—	$2,074

The table above may include Level 3 investments that are valued by brokers and independent pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2019:

	Ending Balance at 3/31/19	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants	$137,404	Black Scholes Model	Volatility	44.19%

AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:	$283,635	Market and Company Comparables	EV Multiples	1.99x (1.19x-3.83x)
			Illiquidity Discount	20%
	$285,124	Market and Company Comparables	EV Multiples	0.61x (0.42x-0.83x)
			M&A Transaction Multiples	0.87x (0.32x-2.12x)
			Illiquidity Discount	40%
	$53,055	Market and Company Comparables	EV Multiples	0.69x (0.19x-1.16x)
			Illiquidity Discount	20%
	$1,334,658	Market and Company Comparables	EV Multiples	1.11x (0.32x-2.89x)
			Illiquidity Discount	10%
Corporate Bonds & Notes:
Diversified Financial Services	$4,971,639	Market and Company Comparables	Implied Price	$48.74
Preferred Stock	$18,217,438	Market and Company Comparables	EV Multiples	0.73x (0.29x-1.33x)
			Illiquidity Discount	25%

AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock	$2,074	Net Assets Approach	Estimated Movement of Proceeds	7.18%

The tables above do not include Level 3 investments that are valued by brokers or independent pricing services.

*	Transferred out of Level 2 and into Level 3 because current evaluated mean price was not available at March 31, 2019.
**	Transferred out of Level 3 and into Level 1 because an exchange-traded closing price was available at March 31, 2019.
***	Transferred out of Level 3 and into Level 2 because an evaluated mean price was used at March 31, 2019, which was not available on June 30, 2018.
†	Reduction due to cash distribution from corporate action.
††	Issued or removed via corporate action.
†††	Reduced due to Return of Capital payments.
@	Removed from accounting records as worthless.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at March 31, 2019 was:

AllianzGI Emerging Markets Opportunities	$318,793
AllianzGI Global Small-Cap	(18,739)
AllianzGI Health Sciences	61,578
AllianzGI Income & Growth	(2,286,423)

At March 31, 2019, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$338,316,609	$41,679,102	$9,118,183	$32,560,919
AllianzGI Focused Growth	651,621,400	402,281,196	26,888,426	375,392,770
AllianzGI Global Natural Resources	12,655,119	573,336	319,108	254,228
AllianzGI Global Small-Cap	123,954,211	24,957,754	4,074,444	20,883,310
AllianzGI Health Sciences	137,058,886	23,626,550	5,647,368	17,979,182
AllianzGI Income & Growth	4,786,402,700	171,537,607	619,823,674	(448,286,067)
AllianzGI Mid-Cap	243,817,108	61,628,898	7,212,710	54,416,188
AllianzGI NFJ Dividend Value	1,305,444,247	184,171,631	61,252,415	122,919,216
AllianzGI NFJ International Value	174,521,196	15,247,854	7,159,728	8,088,126
AllianzGI NFJ Large-Cap Value	340,907,139	20,851,347	16,221,804	4,629,543
AllianzGI NFJ Mid-Cap Value	1,173,636,922	139,883,550	37,828,885	102,054,665
AllianzGI NFJ Small-Cap Value	1,124,709,167	163,469,853	77,634,779	85,835,074
AllianzGI Small-Cap	94,559,701	16,621,083	3,649,345	12,971,738
AllianzGI Technology	1,075,646,419	617,537,029	8,630,133	608,906,896

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.